              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                 ON JUNE 2, 2000

                     REGISTRATION NOS. 2-95973 AND 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                       POST-EFFECTIVE AMENDMENT NO. 52 |X|
                                       AND
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT |X|
                                     OF 1940

                              AMENDMENT NO. 53 |X|

                            ONE GROUP(R) MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (800) 480-4311
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 MARK S. REDMAN
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

ALAN G. PRIEST, ESQUIRE                        MICHAEL V. WIBLE, ESQUIRE
ROPES & GRAY                                   BANK ONE CORPORATION
ONE FRANKLIN SQUARE                            100 EAST BROAD STREET, 5TH FL.
1301 K STREET, N.W., SUITE 800E                COLUMBUS, OHIO 43271-0152
WASHINGTON, D.C. 20005

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IMMEDIATELY UPON EFFECTIVENESS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

         _____ Immediately upon filing pursuant to paragraph (b)
         _____ on November 1, 1999 pursuant to paragraph(b)
         _____ 60 days after filing pursuant to paragraph(a)(1)
         _____ on (Date) pursuant to paragraph(a)(1)
         __X__ 75 days after filing pursuant to paragraph(a)(2)
         _____ on (Date) pursuant to paragraph(a)(2) of Rule 485.

If appropriate, check the following box:

         _____ post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             ONE GROUP MUTUAL FUNDS
                              CROSS REFERENCE SHEET

FORM N-1A PART A ITEM                                                          PROSPECTUS CAPTION
---------------------                                                          ------------------

1.       Front and Back Cover Page                                             Cover Page

2.       Risk/Return Summary: Investments, Risks & Performance                 Fund Summaries: Investments, Risk &
                                                                               Performance

3.       Risk/Return Summary: Fee Table                                        Fund Summaries: Investments, Risk
                                                                               & Performance

4.       Investment Objectives, Principal Investment Strategies                Fund Summaries: Investments, Risk
                                                                                &Performance,  More About the Funds,
                                                                               Appendix A

5.       Management's Discussion of Fund Performance                           Annual Report

6.       Management, Organization, and Capital Structure                       Management of One Group Mutual Funds

7.       Shareholder Information                                               How To Do Business with One
                                                                                Group  Mutual   Funds,   Shareholder
                                                                               Information

8.       Distribution Arrangements                                             How To Do Business with
                                                                               One Group Mutual Funds

9.       Financial Highlights                                                  Financial Highlights

10.      Cover Page and Table of Contents                                      Cover Page and Table of Contents

11.      Fund History                                                          The Trust

12.      Description of Fund and its Investments and Risk                      The Trust; Investment Objectives
                                                                                and Policies Additional  Information
                                                                                - Description of Shares

13.      Management of the Fund                                                Management of the Trust

14.      Control Persons and Principal                                         Additional Information -
         Holders of Securities                                                 Miscellaneous

15.      Investment Advisory and Other
         Services                                                              Management of the Trust

16.      Brokerage Allocation and Other Practices                              Management of the Trust -
                                                                               Portfolio Transactions

FORM N-1A PART A ITEM                                                          PROSPECTUS CAPTION
---------------------                                                          ------------------

17.      Capital Stock and Other Securities                                    Valuation; Additional
                                                                               Information Regarding the
                                                                               Calculation of Per Share Net
                                                                               Asset Value; Additional Purchase
                                                                               and Redemption Information;
                                                                               Additional Information



18.      Purchase, Redemption and Pricing of                                   The Trust, Valuation; Additional
         Shares                                                                Information Regarding the
                                                                               Calculation Per Share Net Asset
                                                                               Value; Additional Purchase and
                                                                               Redemption Information;
                                                                               Management of the Trust

19.      Taxation of the Fund                                                  Investment Objectives and Policies -
                                                                               Additional Tax Information
                                                                               Concerning the Fund

20.      Underwriters                                                          Management of the Trust - Distributor

21.      Calculation of Performance Data                                       Additional  Information - Calculation
                                                                               of Performance Data

22.      Financial Statements                                                  Incorporated by reference

                                     PART A

Part A of Post Effective Amendment No. 51 (filed October 22, 1999) to the Trust's Registration Statement on Form N-1A, as supplemented on November 19, 1999 and March 17, 2000, is incorporated herein by reference.

TABLE OF
         C O N T E N T S


                                        FUND SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE
                                               One Group Mortgage-Backed Securities Fund

                                                                                               MORE ABOUT THE FUND
                                                                                     Principal Investment Strategy
                                                                                                  Investment Risks
                                                                                               Investment Policies
                                                                                                 Portfolio Quality
                                                                                     Temporary Defensive Positions
                                                                                                Portfolio Turnover

                                          HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                                                                  Purchasing Fund Shares
                                                                  Exchanging Fund Shares
                                                                   Redeeming Fund Shares

                                      SHAREHOLDER INFORMATION
                                                Voting Rights
                                            Dividend Policies
                                Tax Treatment of Shareholders
                                        Shareholder Inquiries

                                                                              MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                                                                                                       The Advisor
                                                                                                 The Fund Managers

                                                                    FINANCIAL HIGHLIGHTS
                                                        APPENDIX A: INVESTMENT PRACTICES


                                 FUND SUMMARIES
                         INVESTMENTS, RISK & PERFORMANCE

FUND SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

ONE GROUP MORTGAGE-BACKED SECURITIES FUND

WHAT IS THE GOAL OF THE
MORTGAGE-BACKED                             SECURITIES FUND? The Fund seeks to
                                            maximize total return by investing
                                            primarily in a diversified portfolio
                                            of debt securities backed by pools
                                            of residential and/or commercial
                                            mortgages.

WHAT ARE THE MORTGAGE-BACKED SECURITIES
FUND'S MAIN INVESTMENT STRATEGIES?          The Fund invests mainly in
                                            investment grade bonds and debt
                                            securities. These include
                                            mortgage-backed securities issued by
                                            the Government National Mortgage
                                            Association (GNMA), the Federal
                                            National Mortgage Association
                                            (FNMA), and the Federal Home Loan
                                            Mortgage Corporation (FHLMC),
                                            commercial mortgage securities, and
                                            collateralized mortgage obligations.
                                            The Fund also may invest in other
                                            types of non-mortgage related debt
                                            securities, including U.S.
                                            Government securities, asset backed
                                            securities, municipal securities and
                                            corporate debt securities. Banc One
                                            Investment Advisors analyzes four
                                            major factors in managing and
                                            constructing the Fund: duration,
                                            market sector, maturity
                                            concentrations, and individual
                                            securities. Banc One Investment
                                            Advisors selects individual
                                            securities after performing a
                                            risk/reward analysis that includes
                                            an evaluation of interest rate risk,
                                            credit risk, and the complex legal
                                            and technical structure of the
                                            transaction. For more information
                                            about the Mortgage-Backed Securities
                                            Fund's investment strategies, please
                                            read "More About the Funds" and
                                            "Principal Investment Strategies."

WHAT IS A BOND?                             A "bond" is a debt security with a
                                            remaining maturity of ninety days or
                                            more issued by the U.S. Government
                                            or its agencies and
                                            instrumentalities, a corporation, or
                                            a municipality, securities issued or
                                            guaranteed by a foreign government
                                            or its agencies and
                                            instrumentalities, securities issued
                                            or guaranteed by domestic and
                                            supranational banks,
                                            mortgage-related and mortgage-backed
                                            securities, asset-backed securities,
                                            stripped government securities, and
                                            zero coupon obligations.

WHAT ARE THE MAIN RISKS OF
INVESTING IN THE MORTGAGE-BACKED
SECURITIES FUND?                            The main risks of investing in the
                                            Fund and the circumstances likely to
                                            adversely affect your investment are
                                            described below. The share price of
                                            the Fund and its yield will change
                                            every day in response to interest
                                            rates and other market conditions.
                                            You may lose money if you invest in
                                            the Fund. For additional information
                                            on risk, please read "Investment
                                            Risks."

ONE GROUP MORTGAGE-BACKED SECURITIES FUND

MAIN RISKS
                                            Interest Rate Risk. The Fund mainly
                                            invests in bonds and other debt
                                            securities. These securities will
                                            increase or decrease in value based
                                            on changes in interest rates. If
                                            rates increase, the value of the
                                            Fund's investments generally
                                            declines. On the other hand, if
                                            rates fall, the value of the
                                            investments generally increases.
                                            Your investment will decline in
                                            value if the value of the Fund's
                                            investments decrease. Securities
                                            with greater interest rate
                                            sensitivity and longer maturities
                                            tend to produce higher yields, but
                                            are subject to greater fluctuations
                                            in value. Usually, changes in the
                                            value of fixed income securities
                                            will not affect cash income
                                            generated, but may affect the value
                                            of your investment.

                                            Credit Risk. There is a risk that
                                            issuers and counterparties will not
                                            make payments on securities and
                                            repurchase agreements held by the
                                            Fund. Such default could result in
                                            losses to the Fund. In addition, the
                                            credit quality of securities held by
                                            the Fund may be lowered if an
                                            issuer's financial condition
                                            changes. Lower credit quality may
                                            lead to greater volatility in the
                                            price of a security and in shares of
                                            a Fund. Lower credit quality also
                                            may affect a security's liquidity
                                            and make it difficult for the Fund
                                            to sell the security.

                                            Prepayment and Call Risk. As part of
                                            its main investment strategy, the
                                            Fund invests in mortgage-backed and
                                            asset-backed securities. The issuers
                                            of these securities and other
                                            callable securities may be able to
                                            repay principal in advance,
                                            especially when interest rates fall.
                                            Changes in pre-payment rates can
                                            affect the return on investment and
                                            yield of mortgage and asset-backed
                                            securities. When mortgage and other
                                            obligations are pre-paid and when
                                            securities are called, the Fund may
                                            have to reinvest in securities with
                                            a lower yield. The Fund may also
                                            fail to recover additional amounts
                                            (i.e., premiums) paid for the
                                            securities with higher interest
                                            rates, resulting in an unexpected
                                            capital loss.

                                            Derivative Risk. The Fund invests in
                                            securities that may be considered to
                                            be DERIVATIVES. The value of
                                            derivative securities is dependent
                                            upon the performance of underlying
                                            assets or securities. If the
                                            underlying assets do not perform as
                                            expected, the value of the
                                            derivative security and your
                                            investment in the Fund declines.
                                            Derivatives generally are more
                                            volatile and are riskier in terms of
                                            both liquidity and value than
                                            traditional investments.

                                            Not FDIC insured. An investment in
                                            the Fund is not a deposit of Bank
                                            One Corporation or any of its
                                            affiliates and is not insured or
                                            guaranteed by the Federal Deposit
                                            Insurance Corporation or any other
                                            government agency.

HOW HAS THE MORTGAGE-BACKED SECURITIES FUND PERFORMED?

By showing the variability of the Mortgage-Backed Securities Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MORTGAGE BACKED-SECURITIES FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)(1),(2)--CLASS I SHARES


10.41%           15.12%             6.90%            11.57%            -8.12%           29.03%            8.87%
1990             1991               1992             1993              1994             1995              1996

12.19%           5.99%              2.21%
1997             1998               1999

(1) For the period January 1, 2000 through March 31, 2000, the Fund's total return was 1.57%

(2) The Fund commenced operations subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the periods prior to the commencement of operations of the Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

Best Quarter:      9.08%   2 Q1995            Worst Quarter:     -2.84%  4Q1994


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges. If these charges were included, the returns would be lower than those shown.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 19991


CLASS I                                                   1 YEAR            5 YEARS          10 YEARS           LIFE
                                                                                                          (Since 12/31/83 )

One Group Mortgage-Backed Securities Fund                  2.21%            11.29%             9.02%            10.55%
Lehman Brothers Mortgage-Backed Securities Index(2)        1.86%             7.98%             7.78%             9.93%

(1) The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns may have been lower. The Fund also offers Class A shares. Class A shares had not commenced operations as of the date of this prospectus.

(2) The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged market value weighted index of 15 and 30 year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal National Mortgage Association
            (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed rate coupons. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

FUND SUMMARY



                    ONE GROUP MORTGAGE-BACKED SECURITIES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)                                                        CLASS A          CLASS I
                                                                                                 -------          -------
Maximum Sales Charge (Load) Imposed on Purchases                                                  4.50%              NONE
 (as a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)(1)                                                           NONE               NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OF REDEMPTION PROCEEDS, AS APPLICABLE)
REDEMPTION FEE                                                                                    NONE               NONE
EXCHANGE FEE                                                                                      NONE               NONE

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                                                     CLASS A         CLASS I
                                                                                                  -------         -------
INVESTMENT ADVISORY FEES                                                                          .35%               .35%
DISTRIBUTION [AND/OR SERVICE] (12B-1) FEES                                                        .35%               NONE
OTHER EXPENSES(2)                                                                                 .25%               .25%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                              .95%               .60%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)                                                       (.30%)           (.20%)
NET EXPENSES                                                                                      .65%               .40%


1    Except for purchases of $1 million or more.  Please see "Sales Charges".

2. Expense information is based on estimated amounts for the Fund's current fiscal year.

3. Banc One Investment Advisors Corporation and The One Group Services Company have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .40% for Class I shares and .65% for Class A shares for the period from the commencement of operations and ending on October 31, 2001.

EXAMPLES

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if either you redeemed all of your shares or if you continued to hold them at the end of the periods shown. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below.

CLASS A

1 Year(1)                                                               $513
3 Years                                                                  711




CLASS I

1 Year(1)                                                              $ 41
3 Years                                                                 172

(1) Without contractual fee waivers, 1 Year expenses would be $543 for Class A shares and $61 for Class I shares.

ONE GROUP(R)

MORE ABOUT THE FUND

The Fund described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGY

The One Group Mortgage-Backed Securities Fund is designed to maximize total return. Banc One Investment analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations, and individual securities. The portfolio attempts to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Fund are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., mortgage-backed securities). In addition, the principal investment strategy that is used to meet the Fund's investment objective is described in Fund Summary: Investments, Risks, & Performance in the front of this prospectus. It is also described below.


--------------------------------------------------------------------------------
                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.
--------------------------------------------------------------------------------

There can be no assurance that the Fund will achieve its investment objective. Please note that the Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

The Fund will invest in mortgage-backed securities and other securities representing an interest in or secured by mortgages.

- The Fund invests at least 65% of its total assets in mortgage-backed securities.

- As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

- The Fund will purchase securities issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

-    The Fund may purchase taxable or tax-exempt municipal securities.

- The Fund may invest in debt securities that are rated in the lowest investment grade category.

- The Fund's average weighted maturity will normally range between two and ten years although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes.

--------------------------------------------------------------------------------
                       WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.
--------------------------------------------------------------------------------


INVESTMENT RISKS

The risks associated with investing in the Fund are described below and in Fund
Summary: Investments, Risks, & Performance at the front of this prospectus.

FIXED INCOME SECURITIES. Investments by the Fund in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the Fund, and the value of your investment in the Fund, will increase and decrease as the value of the Fund's investments increase and decrease.

DERIVATIVES. The Fund invests in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks.


--------------------------------------------------------------------------------
                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.
--------------------------------------------------------------------------------



LOWER RATED SECURITIES. The Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities.

For more information about risks associated with the types of investments that the Fund purchases, please read Fund Summary: Investments, Risks, & Performance, Appendix A and the Statement of Additional Information.

INVESTMENT POLICIES

The Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Fund. The full text of the fundamental policies can be found in the Statement of Additional Information.

The Fund will not:

1. Purchase an issuer's securities if as a result more then 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include mortgage- backed securities or securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of other registered investment companies and repurchase agreements involving these securities. This restriction applies with respect to 75% of the Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.


PORTFOLIO QUALITY

Various rating organizations (like Standard & Poor's Corporation and Moody's Investor Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities.

The Mortgage-Backed Securities Fund only purchases securities that meet the following criteria:

BONDS

     - The Fund may invest in bonds rated in any of the four investment grade rating categories.

PREFERRED STOCK

     - The Fund may only invest in preferred stock rated in any of the three highest rating categories.

MUNICIPAL SECURITIES

     - The Fund may only invest in municipal bonds rated in any of the three investment grade rating categories.

     - The Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes, and variable rate demand obligations that are rated in the highest or second highest investment grade rating categories.

COMMERCIAL PAPER

     - The Fund may invest in commercial paper rated in the highest or second highest rating category.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

To provide liquidity and to allow the Fund to respond to unusual market conditions, the Fund may invest all or a portion of its assets in cash and CASH EQUIVALENTS for temporary defensive purposes. Investments in cash and cash equivalents may result in a lower yield than lower-quality or longer term investments and may prevent the Fund from meeting its investment objective.

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

--------------------------------------------------------------------------------
                           WHAT IS A CASH EQUIVALENT?

Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.
--------------------------------------------------------------------------------


PORTFOLIO TURNOVER

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund. The Fund anticipates a portfolio turnover rate of between 50 - 100%.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

     -    The One Group Services Company, and

     - Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

     - Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

     - Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

     - In addition, the Fund's Custodian, State Street Bank and Trust Company, must receive "federal funds" by 4:00 p.m. ET, (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A shares. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

     - If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

     - The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

     - Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

The Fund offers the following classes of shares:

     -    Class A shares are available to the general public. .

     - Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

HOW MUCH DO SHARES COST?

     - Shares are sold at net asset value ("NAV") plus a sales charge, if any.

     - Each class of shares has a different NAV. This is primarily because each class has different distribution expenses.

     - NAV per share is calculated by dividing the total market value of the Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

          - NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.


HOW DO I OPEN AN ACCOUNT?

1.   Read the prospectus carefully.

2.   Decide how much you want to invest.

     - The minimum initial investment is $200,000. You also must maintain a minimum account balance of $200,000.

          -    Subsequent investments must be at least $5,000.

          -    The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4.   Send the completed application and authorize a wire to:

                 STATE STREET BANK AND TRUST COMPANY
                 C/O ONE GROUP
                 P.O. BOX 8528
                 BOSTON, MA 02266-8528

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-877-691-1118.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-877-691-1118 to relay your purchase instructions.

- Initiate a wire transfer payable to "One Group Mutual Funds" to State Street Bank and Trust Company to the following wire address:


                          STATE STREET BANK AND TRUST COMPANY
                          ATTN: CUSTODY AND SHAREHOLDER SERVICES
                          ABA 011 000 028
                          DDA 99034167
                          FBO ONE GROUP FUND

                            (EX: ONE GROUP MORTGAGE-BACKED SECURITIES FUND)
                          YOUR ACCOUNT NUMBER
                            (EX: 123456789)
                          YOUR ACCOUNT REGISTRATION
                            (EX: ABC CORPORATION)

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- You may revoke your right to make purchases over the telephone by sending a letter to:

                          STATE STREET BANK AND TRUST COMPANY
                          C/O ONE GROUP
                          P.O. BOX 8528
                          BOSTON, MA 02266-8528

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group Mutual Funds. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The tables below show the charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

CLASS A SHARES


If you buy Class A shares, the following table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

             AMOUNT                              SALES CHARGE                 SALES CHARGE                   COMMISSION
               OF                                AS A % OF THE                   AS A %                        AS A %
            PURCHASES                           OFFERING PRICE             OF YOUR INVESTMENT             OF OFFERING PRICE

LESS THAN $100,000                                   4.50%                          4.71%                      4.05%
$100,000-$249,999                                    3.50%                          3.63%                      3.05%
$250,000-$499,999                                    2.50%                          2.56%                      2.05%
$500,000-$999,999                                    2.00%                          2.04%                      1.60%
$1,000,000*                                          0.00%                          0.00%                      0.00%

*If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

12b-1 FEES

The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Fund. These fees are called 12b-1 fees. The Fund pays 12b-1 fees to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2.   There are no 12b-1 fees for Class I shares.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A

There are several ways you can reduce the sales charges you pay on Class A shares:
SALES CHARGES

1. Right of Accumulation: You may add the market value of any Class A shares of a One Group Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more One Group Funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-877-691-1118. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Fund if the shares were:


1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

     -    One Group.

     -    Bank One Corporation and its subsidiaries and affiliates.

     -    The One Group Services Company and its subsidiaries and affiliates.

     - State Street Bank and Trust Company and its subsidiaries and affiliates.

     - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

     - An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.   Bought by:

     - Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, or custodial capacity or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

     - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

     - Accounts that participate in select affinity programs with Bank One Corporation and its subsidiaries and affiliates.

     - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

     - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including Class A shares of a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8.   Bought with assets of One Group.

9. Bought in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of the Fund may be exchanged for Class A shares of the Fund or for Class A or Class I shares of another One Group Fund.

Class A shares of the Fund may be exchanged for Class I shares of the Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

- One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

-    State Street Bank and Trust Company receives the request by 3:00 p.m. ET.

- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

-    You have contacted your Shareholder Servicing Agent, if necessary.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between Funds is considered a sale and may result in a capital gain or loss for Federal income tax purposes.

-    You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange.  However:

- You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver.

-    You will pay a sales charge if you bought Class A shares of a Fund:

     1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

     2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.


REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Fund is open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. ET will be effective that day.

HOW DO I REDEEM SHARES?

Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

                 STATE STREET BANK AND TRUST COMPANY
                 C/O ONE GROUP
                 P.O. BOX 8528
                 BOSTON, MA 02266-8528

- You may request redemption forms by calling The One Group Services Company at 1-877-691-1118

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   the redemption is payable to the shareholder of record; and

     2. the redemption check is mailed to the shareholder at the record address; and

     3. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

     1.   A designated commercial bank; or

     2.   Your Shareholder Servicing Agent.

- Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- You will receive the NAV calculated after the redemption request is received. Please read "How Much Do My Shares Cost?"

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or The One Group Services Company at 1-877-691-1118 to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

     - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

-    One Group may suspend your ability to redeem when:

         1.      Trading on the NYSE is restricted.

         2.      The NYSE is closed (other than weekend and holiday closings).

         3.      The SEC has permitted a suspension.

         4.      An emergency exists.

         The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax adviser before making a redemption.


SHAREHOLDER INFORMATION

VOTING RIGHTS

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share you own. The Fund, and each class of shares within each Fund, votes separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS. The Fund generally declares dividends on each business day. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment.

Dividends payable on Class I shares will be more than those payable on Class A shares. This is because Class A shares have higher distribution expenses.

DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class. The value of the shares distributed is the NAV determined immediately following the dividend record date.


TAX TREATMENT OF SHAREHOLDERS

TAXATION OF DISTRIBUTIONS. The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis.

TAXATION OF RETIREMENT PLANS

Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAXATION OF ZERO-COUPON SECURITIES

The Fund may acquire certain securities issued with original issue discount (including zero-coupon securities). Current Federal tax requires that a holder (such as the Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if the Fund receives no payment in cash on the security during the year. As an investment company, the Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, the Fund may be required to pay out in income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, Banc One Investment Advisors will select which securities to sell.


SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-877-691-1118 or visit www.onegroup.com.

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 2000, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $___billion in assets.

THE FUND MANAGERS

The Fund is managed by a team of Fund managers, research analysts, and fixed income traders. The team works together to establish general duration and sector strategies for the Fund. Each team member makes recommendations about securities in the Fund. The research analysts and trading personnel provide individual security and sector recommendations, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

                                   APPENDIX A

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

INSTRUMENT                                                                                                     RISK TYPE
----------                                                                                                     ---------

   U.S. Treasury Obligations: Bills, notes, bonds, STRIPS,
   and CUBES.                                                                                                     Market

   Treasury Receipts: TRS, TIGRs, and CATS.                                                                       Market

   U.S. Government Agency Securities: Securities issued by agencies and                                           Market
   instrumentalities of the U.S. Government. These include Ginnie Mae,
   Fannie Mae, and Freddie Mac.                                                                                   Credit

   Certificates of Deposit: Negotiable instruments with a stated maturity.                                        Market
                                                                                                                  Credit
                                                                                                               Liquidity

   Time Deposits: Non-negotiable receipts issued by a bank in exchange                                         Liquidity
   for the deposit of funds.                                                                                      Credit
                                                                                                                  Market

   Repurchase Agreements: The purchase of a security and the simultaneous                                         Credit
   commitment to return the security to the seller at an agreed upon                                              Market
   price on an agreed upon date. This is treated as a loan.                                                    Liquidity

   Reverse Repurchase Agreements: The sale of a security and the                                                  Market
   simultaneous commitment to buy the security back at an agreed upon                                           Leverage
   price on an agreed upon date. This is treated as a borrowing by a Fund.

   Securities Lending: The lending of up to 33 1/3% of the Fund's total                                           Credit
   assets. In return the Fund will receive cash, other securities, and/or                                         Market
   letters of credit as collateral.                                                                             Leverage

INSTRUMENT                                                                                                     RISK TYPE
----------                                                                                                     ---------

   When-Issued Securities and Forward Commitments: Purchase or contract                                           Market
   to purchase securities at a fixed price for delivery at a future date.                                       Leverage
                                                                                                               Liquidity
                                                                                                                  Credit

   Investment Company Securities: Shares of other mutual funds, including                                         Market
   One Group money market funds and shares of other money market funds for which
   Banc One Investment Advisors or its affiliates serve as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.


   Convertible Securities: Bonds or preferred stock that can convert to common stock.                             Market
                                                                                                                  Credit

   Call and Put Options: A call option gives the buyer the right to buy,                                      Management
   and obligates the seller of the option to sell, a security at a specified                                   Liquidity
   price. A put option gives the buyer the right to sell, and obligates the                                       Credit
   seller of the option to buy, a security at a specified price. The Fund                                         Market
   will sell covered call and secured put options.                                                              Leverage

   Futures and Related Options: A contract providing for the future sale                                      Management
   and purchase of a specified amount of a specified security, class of                                           Market
   securities, or an index at a specified time in the future and at a                                             Credit
   specified price.                                                                                            Liquidity
                                                                                                                Leverage

   Real Estate Investment Trusts ("REITs"): Pooled investment vehicles                                         Liquidity
   which invest primarily in income producing real estate or real estate                                      Management
   related loans or interest.                                                                                     Market
                                                                                                              Regulatory
                                                                                                                     Tax
                                                                                                              Prepayment

   Bankers' Acceptances: Bills of exchange or time drafts drawn on                                                Credit
   and accepted by a commercial bank. Maturities are generally six                                             Liquidity
   months or less.                                                                                                Market

   Commercial Paper: Secured and unsecured short-term promissory                                                  Credit
   notes issued by corporations and other entities. Maturities                                                 Liquidity
   generally vary from a few days to nine months.                                                                 Market

INSTRUMENT                                                                                                     RISK TYPE
----------                                                                                                     ---------

   Foreign Securities: Stocks issued by foreign companies, as well                                                Market
   as commercial paper of foreign issuers and obligations of foreign                                           Political
   banks, overseas branches of U.S. banks and supranational entities.                                          Liquidity
   Includes American Depository Receipts and Global Depositary                                                   Foreign
   Receipts, and American Depositary Securities.                                                              Investment

   Restricted Securities: Securities not registered under the Securities                                       Liquidity
   Act of 1933, such as privately placed commercial paper                                                         Market
   and Rule 144A securities.                                                                                      Credit

   Variable and Floating Rate Instruments: Obligations with interest                                              Credit
   rates which are reset daily, weekly, quarterly or some other period                                         Liquidity
   and which may be payable to the Fund on demand.                                                                Market

   Preferred Stock: A class of stock that generally pays a dividend                                               Market
   at a specified rate and has preference over common stock in the payment of dividends and in liquidation.


   Mortgage-Backed Securities: Debt obligations secured by real estate                                        Prepayment
   loans and pools of loans. These include collateralized mortgage                                                Market
   obligations ("CMOs") and  Real Estate Mortgage Investment Conduits                                             Credit
   ("REMICs").                                                                                                Regulatory

   Corporate Debt Securities: Corporate bonds and non-convertible                                                 Market
   debt securities.                                                                                               Credit

   Demand Features: Securities that are subject to puts and                                                       Market
   standby commitments to purchase the securities at a fixed                                                   Liquidity
   price (usually with accrued interest) within a fixed period of                                             Management
   time following demand by the Fund.

   Asset-Backed Securities: Securities secured by company                                                     Prepayment
   receivables, home equity loans, truck and auto loans, leases,                                                  Market
   credit card receivables and other securities backed by other                                                   Credit
   types of receivables or other assets.                                                                      Regulatory

   Mortgage Dollar Rolls: A transaction in which the Fund sells                                               Prepayment
   securities for delivery in a current month and simultaneously                                                  Market
   contracts with the same party to repurchase similar but not                                                Regulatory
   identical securities on a specified future date.

 INSTRUMENT                                                                                                    RISK TYPE
 ----------                                                                                                    ---------

   Adjustable Rate Mortgage Loans ("ARMS"): Loans in a mortgage pool                                          Prepayment
   which provide for a fixed initial mortgage interest rate for a                                                 Market
   specified period of time, after which the rate may be subject to                                               Credit
   periodic adjustments.                                                                                      Regulatory

   Swaps, Caps and Floors: The Fund may enter into these transactions                                         Management
   to manage its exposure to changing interest rates and other                                                    Credit
   factors. Swaps involve an exchange of obligations by two parties.                                           Liquidity
   Caps and floors entitle a purchaser to a principal amount from                                                 Market
   the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.

   New Financial Products: New options and futures contracts and                                              Management
   other financial products continue to be developed and the Fund                                                 Credit
   may invest in such options, contracts and products.                                                            Market
                                                                                                               Liquidity

   Structured Instruments: Debt securities issued by agencies and                                                 Market
   instrumentalities of the U.S. Government, banks, municipalities,                                            Liquidity
   corporations and other businesses whose interest and/or principal                                          Management
   payments are indexed to foreign currency exchange rates,                                                       Credit
   interest rates, or one or more other referenced indices.                                                      Foreign
                                                                                                              Investment


   Municipal Securities: Securities issued by a state or political                                                Market
   subdivision to obtain funds for various public purposes.                                                       Credit
   Municipal securities include private activity bonds and industrial                                          Political
   development bonds, as well as General Obligation Notes,                                                           Tax
   Tax Anticipation Notes, Bond Anticipation Notes, Revenue                                                   Regulatory
   Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities and single family revenue bonds.

   Zero Coupon Debt Securities: Bonds and other debt that pay no                                                  Credit
   interest, but are issued at a discount from their value at maturity.                                           Market
   When held to maturity, their entire return equals the difference                                          Zero-Coupon
   between their issue price and their maturity value.

   Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities which                                           Credit
   convert on a specified date to interest bearing debt securities.                                               Market
                                                                                                             Zero Coupon

 INSTRUMENT                                                                                                    RISK TYPE
 ----------                                                                                                    ---------

   Stripped Mortgage-Backed Securities: Derivative multi-class                                                Prepayment
   mortgage securities usually structured with two classes of                                                     Market
   shares that receive different proportions of the interest and                                                  Credit
   principal from a pool of mortgage-backed obligations. These                                                Regulatory
   include IOs and POs.

   Inverse Floating Rate Instruments: Floating rate debt                                                          Market
   instruments with interest rates that reset in the opposite direction                                         Leverage
   from the market rate of interest to which the inverse floater is indexed.                                      Credit

   Loan Participations and Assignments: Participations in, or assignments                                         Credit
   of all or a portion of loans to corporations or to governments,                                             Political
   including governments of the less developed countries ("LDC's").                                            Liquidity
                                                                                                                 Foreign
                                                                                                              Investment
                                                                                                                  Market

   Fixed Rate Mortgage Loans: Investments in fixed rate mortgage loans                                            Credit
   or mortgage pools which bear simple interest at fixed annual rates                                         Prepayment
   and have short to long term final maturities.                                                              Regulatory
                                                                                                                  Market

   Short-Term Funding Agreements: Investments in short-term funding                                               Credit
   agreements issued by banks and highly rated U.S. insurance companies                                        Liquidity
   such as Guaranteed Investment Contracts ("GIC's") and Bank Investment                                          Market
   Contracts ("BIC's").

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

       Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

       Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

       - Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

       - Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

       Management Risk. The risk that a strategy used by the Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

       Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

       Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

       Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

       PrePayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, the Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

       Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences Also the risk that the tax treatment of municipal or other securities would be changed by Congress thereby affecting the value of outstanding securities .

       Regulatory Risk. The risk associated with Federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

       Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

If you want more information about the Fund, the following documents are free upon request:

ANNUAL/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Plan Administrator.

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

(Investment Company Act File No. 811-4236)


TOG-F-228

PART B


Part B of Post Effective Amendment 43 (filed October 22, 1999) to the Trust's Registration Statement on form N-1A is incorporated herein by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                            ONE GROUP(R) MUTUAL FUNDS


                    ONE GROUP MORTGAGE-BACKED SECURITIES FUND

             (THE "FUND" OR THE "MORTGAGE-BACKED SECURITIES FUND")_

                                 AUGUST __, 2000

This Statement of Additional Information is not a Prospectus, but supplements and should be read in conjunction with the Prospectus for the One Group Mortgage-Backed Securities Fund, dated August __, 2000. This Statement of Additional Information is incorporated in its entirety into the Fund's Prospectus. A copy of the Prospectus is available without charge by writing to The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 480-4111.

                                TABLE OF CONTENTS

                                                                           PAGE

THE TRUST
  INVESTMENT OBJECTIVES AND POLICIES.......................................
    Additional Information on Fund Instruments.............................
        Asset-Backed Securities............................................
        Bank Obligations...................................................
        Commercial Paper...................................................
        Convertible Securities.............................................
        Demand Features....................................................
        Foreign Investments................................................
            Risk Factors of Foreign Investments............................
            Limitations on the Use of Foreign Investments..................
        Futures and Options Trading........................................
            Futures Contracts..............................................
                Limitations on the Use of Futures Contracts................
                Risk Factors in Futures Transactions.......................
            Options Contracts..............................................
            Writing (Selling) Covered Calls................................
            Purchasing Call Options........................................
            Purchasing Put Options.........................................
            Secured Puts...................................................
            Straddles and Spreads..........................................
            Risk Factors in Options Transactions...........................
            Limitations on the Use of Options..............................
        Government Securities..............................................
          Investment Company Securities....................................
        Loan Participations and Assignments................................
        Mortgage-Related Securities........................................
           Mortgage-Backed Securities (CMOs and REMICs)....................
            Limitations on the Use of Mortgage Backed Securities...........
           Mortgage Dollar Rolls...........................................
           Stripped Mortgage Backed Securities.............................
           Adjustable Rate Mortgage Loans..................................
           Risk Factors of Mortgage-Related Securities.....................
        Municipal Securities...............................................
            Risk Factors in Municipal Securities...........................
            Limitations on the Use of Municipal Securities.................
         New Financial Products............................................
        Preferred Stock....................................................
        Real Estate Investment Trusts ("REITs")............................
        Repurchase Agreements..............................................
        Reverse Repurchase Agreements......................................
        Restricted Securities..............................................
        Securities Lending.................................................
        Short-term Funding Agreements......................................
        Structured Instruments.............................................
        Swaps, Caps and Floors.............................................
        Treasury Receipts..................................................

        U.S. Treasury Obligations..........................................
        Variable and Floating Rate Instruments.............................
        Warrants...........................................................
        When-Issued Securities and Forward Commitments.....................
                Investment Restrictions....................................
        Portfolio Turnover.................................................
        Additional Tax Information Concerning the Fund.....................
        VALUATION
            Valuation of the Fund..........................................
        Additional Information Regarding the Calculation of Per Share
        Net Asset Value....................................................
        Additional Purchase and Redemption Information.....................
        Exchanges..........................................................
        Redemptions........................................................
MANAGEMENT OF THE TRUST ...................................................

    Trustees & Officers....................................................
    Investment Advisor.....................................................
    Codes of Ethics........................................................
    Portfolio Transactions.................................................
    Administrator and Sub-Administrator....................................
    Distribution Plan......................................................

    Cash Compensation to Shareholder Servicing Agents......................
    Custodian, Transfer Agent and Dividend Disbursing Agent................
    Subcustodian...........................................................
    Experts     ...........................................................
    ADDITIONAL INFORMATION.................................................
    Description of Shares..................................................
    Shareholder and Trustee Liability......................................
    Performance ...........................................................
    Calculation of Performance Data........................................
    Miscellaneous..........................................................
    FINANCIAL STATEMENTS...................................................

    Appendix A - Description of Ratings

                                    THE TRUST


         One Group Mutual Funds (the "Trust") is an open-end management investment company. The Trust was formed as a Massachusetts Business Trust on May 23, 1985. The Trust changed its name from The One Group(R) to One Group MutuaL Funds in March, 1999. The Trust consists of fifty-five series of units of beneficial interest ("Shares") each representing interests in one of fifty-five separate investment portfolios ("Funds"). This Statement of Additional Information contains information relating to the One Group Mortgage-Backed Securities Fund only.

         Information relating to the Funds other than the One Group Mortgage-Backed Securities Fund is contained in separate prospectuses and a separate Statement of Additional Information dated November 1, 1999 which are incorporated by reference and which may be obtained by writing to the Distributor for the Trust, The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1 (800) 480-4111.

         The Fund is diversified, as defined under the Investment Company Act of 1940, as amended (the "1940 Act). The Shares of the Fund are or will be offered in two separate Classes: Class A or Class I.

                       INVESTMENT OBJECTIVES AND POLICIES


         The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for the Fund.


ADDITIONAL INFORMATION ON FUND INSTRUMENTS

ASSET-BACKED SECURITIES

         Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, the Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, the Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

BANK OBLIGATIONS

         Bank obligations consist of bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

         The Fund may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

         Time Deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Demand Deposits are funds deposited in a commercial bank or a savings and loan association which, without prior notice to the bank, may be withdrawn generally by negotiable draft. Time and demand deposits will be maintained only at banks or savings and loan associations from which the Fund could purchase certificates of deposit.

COMMERCIAL PAPER

         Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Fund may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund only purchases commercial paper that meets the following criteria:

         The Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") (such as A-2 or better by Standard & Poor's Corporation ("S&P"), P-2 or better by Moody's Investors Service, Inc. ("Moody's") or F2 or better by Fitch IBCA ("Fitch")) or if unrated, determined by Banc One Investment Advisors Corporation ("Banc One Investment Advisors ") to be of comparable quality.

CONVERTIBLE SECURITIES

         Convertible securities are similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund bases its selection of convertible securities to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DEMAND FEATURES

         The Fund may acquire securities that are subject to puts and standby commitments ("Demand Features ") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Fund expects that it will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

         Under a "Stand-By Commitment," a dealer would agree to purchase, at the Fund's option, specified securities at a specified price. The Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. The Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

         The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

FOREIGN INVESTMENTS

         The Fund may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts ("ADRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities.

         RISK FACTORS OF FOREIGN INVESTMENTS

         Political and Exchange Risks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

         Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

         Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

         Currency Risk. Foreign securities are typically denominated in foreign currencies. The value of the Fund's investments denominated in foreign currencies and any funds held in foreign currencies will be affected by: (i) changes in currency exchange rates; (ii) the relative strength of those currencies and the U.S. dollar, and (iii) exchange control regulations. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by the Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets.

         Limitations on the use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Fund.

                           FUTURES AND OPTIONS TRADING

         The Fund may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

FUTURES CONTRACTS

         Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

         Although most futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

         When making futures trades, the Fund is required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on their margin deposits.

         Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the CFTC if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. The Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the CFTC without rendering the Fund a commodity pool operator or adversely affecting its status as an investment company for federal securities laws.

         The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of managing this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

         The Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying reference security or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

LIMITATIONS ON THE USE OF FUTURES CONTRACTS

         The Fund will enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits and premiums on open contracts exceeds 5% of the market value of the Fund's total assets.

         The Fund has undertaken to restrict its futures contract trading as follows:

         1. The Fund will not engage in transactions in futures contracts for speculative purposes;

         2. The Fund will not market itself to the public as a commodity pool or otherwise as a vehicle for trading in the commodities futures or commodity options markets;

         3. The Fund will disclose to all prospective Shareholders the purpose of and limitations on its commodity futures trading; and

         4. The Fund will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund. In certain circumstances, entry into a futures contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will also accelerate gain to the Fund.

RISK FACTORS IN FUTURES TRANSACTIONS

                 Liquidity. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge such positions. The Fund will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                 Risk of Loss. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for risk management purposes, Banc One Investment Advisors does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

                 Correlation Risk. The Fund's use of futures transactions involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

                 Price Fluctuations. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Some futures strategies, including selling futures, buying puts and writing covered calls, may reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund expects to enter into these transactions to manage a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies.

OPTIONS CONTRACTS

         The Fund may use options on securities or futures contracts as a hedging device. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (also called the Strike price). A Call Option gives the buyer the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules.

         A Put Option gives the buyer the right to sell the underlying futures contract or security. The purchase price of an option is referred to as its "premium." The seller (or "writer") of a put option must purchase futures contracts or securities at a strike price if the option is exercised. In the case of a call option, the seller must sell the futures contract or security in the underlying futures contract or security at the strike price if the option is exercised.

         A Naked Option is an option written by a party who does not own the underlying futures contract or security. A Covered Option is an option written by a party who does own the underlying position. The initial purchase (sale) of an option is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction." This involves the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. A call option on a futures contract or security is said to be "in-the-money" if the strike price is below current market levels and "out-of-the-money" if the strike price is above current market levels. A put option is "in-the-money" if the strike price is above current market levels, and "out-of-the-money" if the strike price is below current market levels.

         Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. Some options, however, expire significantly in advance of such dates. An option that is "out-of-the-money" and not offset by the time it expires becomes worthless. On certain exchanges "in-the-money" options are automatically exercised on their expiration date, but on others unexercised options simply become worthless after their expiration date. Options usually trade at a premium (referred to as the "time value" of the option) above their intrinsic value (the difference between the market price for the underlying futures contract or equity security and the strike price). As an option nears its expiration date, the market value and the intrinsic value move into parity as the time value diminishes.

         Increased market volatility generally increases the value of options by increasing the probability of favorable market swings, putting outstanding options "in-the-money." Although purchasing options is a limited risk trading approach, significant losses can be incurred by doing so.

         WRITING (SELLING) COVERED CALLS

         The Fund may write (sell) covered call options and purchase options to close out options previously written by the Fund. The Fund' purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Fund will write covered call options on securities which, in the opinion of Banc One Investment Advisors, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. The Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian.

         The Fund does not consider a security covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Fund's Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Generally, the Fund, in order to avoid the exercise of an option sold by it, will be able to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in the Fund's best interest. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund, and has the effect of cancelling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund is exercised and the Fund delivers securities to the holder of a call option, the Fund's turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.

         Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         PURCHASING CALL OPTIONS

         The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. In the event that paying a premium for a call option, together with a price movement in the underlying security, is such that exercise of the option would not be profitable to the Fund, loss of the premium may be offset by a decrease in the acquisition cost of securities by the Fund.

         PURCHASING PUT OPTIONS

         The Fund may also purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction cost. However, any loss of premium may be offset by an increase in the value of the Fund's securities.

         SECURED PUTS

         The Fund may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

         STRADDLES AND SPREADS

The Fund also may engage in straddles and spreads. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Investment Advisors believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

         RISK FACTORS IN OPTIONS TRANSACTIONS

                 Risk of Loss. When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of the options.

                 Judgement of Advisor. The successful use of the options strategies depends on the ability of Banc One Investment Advisors to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on the Fund's ability to terminate option positions at times when Banc One Investment Advisors, deems it desirable to do so. The Fund will take an option position only if Banc One

         Investment Advisors believes there is a liquid secondary market for the option, however, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

                 Liquidity. If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Fund's ability to realize its profits or limit its losses.

                 Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

                 Foreign Investment Risks. Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

         LIMITATIONS ON THE USE OF OPTIONS

         The Fund will limit the writing of put and call options to 25% of its net assets. The Fund may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

GOVERNMENT SECURITIES

         The Fund invests in securities issued by agencies and instrumentalities of the U.S. Government. Not all securities issued by U.S. Government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

         - Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury;

         - Others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury;

         - Others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and

         - Still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality.

         - No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Investment Advisors believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see "Investment Objectives and Policies--Mortgage-Related Securities" in this Statement of Additional Information.

 INVESTMENT COMPANY SECURITIES

         The Fund may invest up to 5% of its total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of the Trust, and securities of other money market funds for which Banc One Investment Advisors or its affiliate serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Fund may cause Shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Investment Advisors. Banc One Investment Advisors will also waive its fees attributable to the assets of the Fund invested in any investment company if required by the laws of any state in which shares of the Trust are sold.


LOAN PARTICIPATIONS AND ASSIGNMENTS

         The Fund may invest in fixed and floating rate loans ("Loans"). Loans are typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions ("Lenders"). Generally, the Fund invests in Loans by purchasing Loan Participations ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties.

         Typically, the Fund will have a contractual relationship only with the Lender and not with the borrower when it purchases a Participation. In contrast, the Fund has direct rights against the borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

         Limitations on Investments in Loan Participations and Assignments. Loan participants and assignments may be illiquid. As a result, the Fund will invest no more than 15% of its net assets in these investments. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of a Participation or Assignment for purposes of the Fund's fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

         Risk Factors of Loan Participations and Assignments. The Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities when valuing the Fund's securities and calculating its net asset value.


MORTGAGE-RELATED SECURITIES

Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). (A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments).

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

-        various governmental agencies such as Ginnie Mae;

-        government-related organizations such as Fannie Mae and Freddie Mac;


- Non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. Government securities for purposes of investment policies).


         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue.


                 Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae's guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.


                 Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

                 Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Bank. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not currently intend to purchase residual interests in REMICs. REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "Mortgage Assets"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

                 Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

                 Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates

         ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."


                 Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.


         REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

         CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Fund may invest may bear the same non-credit- related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

         Limitations on the use of Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         Mortgage Dollar Rolls. The Fund may enter into Mortgage Dollar Rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When the Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date. The segregated account will contain cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The Fund benefits from a mortgage dollar roll to the extent of any difference between:

         - the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop"); and

         - fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

         Unless such benefits exceed the income, capital appreciation or gains on the securities sold as a part of the mortgage dollar roll, the investment performance of the Fund will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon Banc One Investment Advisors' ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Fund currently intends to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

         Stripped Mortgage Backed Securities. Stripped Mortgage Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

         In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:


         Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. Government, under certain interest rate or prepayment rate scenarios, the Fund may lose money on investments in SMBS.


         Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

         Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

         Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. Banc One Investment Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.


         The Fund may invest in SMBS to enhance revenues or hedge against interest rate risk. The Fund may only invest in SMBS issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitations on investments in illiquid securities.


         Adjustable Rate Mortgage Loans. The Fund may invest in adjustable rate mortgage loans ("ARMS"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "Mortgage Interest Rates") may be subject to periodic adjustment based on changes in the applicable index rate (the "Index Rate"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

         Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment"). Other ARMs ("Negatively Amortizing ARMS") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

         Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

         There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

         In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

RISKS FACTORS OF MORTGAGE-RELATED SECURITIES


                 Guarantor Risk. There can be no assurance that the U.S. Government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

                 Interest Rate Sensitivity. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

                 Market Value. The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

                 Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

                 Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Fund invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

MUNICIPAL SECURITIES

Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:

         1.      bridges,
         2.      highways,
         3.      roads,
         4.      schools,
         5.      water and sewer works, and

         6.      other utilities.

Other public purposes for which Municipal Securities may be issued include:

         1.      refunding outstanding obligations,
         2.      obtaining funds for general operating expenses, and
         3. obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide

         1.      water, sewage and solid waste facilities,
         2.      qualified residential rental projects,
         3. certain local electric, gas and other heating or cooling facilities,
         4.      qualified hazardous waste facilities,
         5.      high-speed intercity rail facilities,
         6. governmentally-owned airports, docks and wharves and mass transportation facilities,
         7.      qualified mortgages,
         8.      student loan and redevelopment bonds, and
         9. bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as "industrial development bonds" under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

         1.      privately operated housing facilities,
         2.      sports facilities,
         3.      industrial parks,
         4.      convention or trade show facilities,
         5.      airport, mass transit, port or parking facilities,
         6.      air or water pollution control facilities,
         7.      sewage or solid waste disposal facilities, and
         8.      facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

         The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. The Fund may purchase:

         1.      Short-term tax-exempt General Obligations Notes,
         2.      Tax Anticipation Notes,
         3.      Bond Anticipation Notes,
         4.      Revenue Anticipation Notes,
         5.      Project Notes, and
         6.      Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

-        general money market conditions,

-        coupon rate,

-        the financial condition of the issuer,

-        general conditions of the municipal bond market,

-        the size of a particular offering,

-        the maturity of the obligations, and

-        the rating of the issue.

         The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors will consider such an event in determining whether the Fund should continue to hold the obligations.

         Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

         Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.


RISK FACTORS IN MUNICIPAL SECURITIES

                 Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

                 Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

          - the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

          -         the value of the bonds may be reduced;

          - you and other Shareholders may be subject to unanticipated tax liabilities;

          - the Fund may be required to sell the bonds at the reduced value;

          -         it may be an event of default under the applicable mortgage;

          - the holder may be permitted to accelerate payment of the bond; and

          -         the issuer may be required to redeem the bond.

          In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable.


                 Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

                 State and Federal Laws. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

                 Litigation and Current Developments. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's Municipal Securities in the same manner.

                 New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Fund, and
          (ii) the value of the investment portfolios of the Fund.

         LIMITATIONS ON THE USE OF MUNICIPAL SECURITIES

The Fund may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         The Fund may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

NEW FINANCIAL PRODUCTS

         New options and futures contracts and other financial products, and various combinations options and futures contracts continue to be developed.These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

PREFERRED STOCK

         Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

         The Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

         Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These include:

          -    limited financial resources,

          -    infrequent or limited trading, and

          - more abrupt or erratic price movements than larger company securities.

          Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

REPURCHASE AGREEMENTS

         Under the terms of a repurchase agreement,the Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

         If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.

         Repurchase Agreement Counterparties. Repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

         The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by the Fund under the 1940 Act.

RESTRICTED SECURITIES

         The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("Rule 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

          -    the frequency of trades and quotes for the security;

          - the number of dealers willing to purchase or sell the security and the number of other potential buyers;

          -    dealer undertakings to make a market in the security; and

          - the nature of the security and the nature of the marketplace trades.

         Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

          - The 4(2) paper must not be traded flat or in default as to principal or interest;

          - The 4(2) paper must be rated in one of the two highest rating categories by a least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors to be of equivalent quality; and

          - Banc One Investment Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and

          - Banc One Investment Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes the Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of One Group Mutual Funds, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% of its net assets; and

          - Banc One Investment Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

SECURITIES LENDING

         To generate additional income, the Fund may lend up to 33 1/3% of the Fund's total assets pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund receives payment from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. Government securities, shares of an investment trust or mutual fund, commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the Fund's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Fund or the borrower at any time, and are therefore, not considered to be illiquid investments.

SHORT-TERM FUNDING AGREEMENTS

         To enhance yield, the Fund may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

         The Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 15% of the Fund's net assets will be invested in short-term funding agreements and other illiquid securities.

STRUCTURED INSTRUMENTS


         Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.


         The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

         While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Investment Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

         The Fund will invest only in structured securities that are consistent with the Fund's investment objective, policies and restrictions and Banc One Investment Advisors' outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Fund will not invest in structured instruments if the terms of the structured instrument provide that the Fund may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

         Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Fund will treat such instruments as illiquid, and will limit its investments in such instruments to no more than 15% of the Fund's net assets, when combined with all other illiquid investments of the Fund.

SWAPS, CAPS AND FLOORS


         The Fund may enter into swaps, caps, and floors (collectively, "Swap Contracts") on various securities (such as U.S. Government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded. The Fund may enter into these transactions to manage its exposure to changing interest rates or other market factors or for non-hedging purposes. Some transactions may reduce the Fund's exposure to market fluctuations while others may tend to increase market exposure. Although different from options, futures, and options on futures, Swap Contracts are used by the Fund for similar purposes (i.e., risk management and hedging) and therefore, expose the Fund to generally the same risks and opportunities as those investments.



         Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments.

         Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

         Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

         Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with the Fund, the Fund may suffer a loss. To address this risk, the Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

         Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Fund may enter into swaps that require transfers of collateral for changes in market value.

         In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

         In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for the Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Investment Advisors has determined that it would be prudent to close out or offset the first swap contract.

         The Fund will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Investment Advisors is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Fund.


         The Staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Fund will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Fund intends to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Fund and Banc One Investment Advisors believes that swaps do not constitute senior securities under the

Investment Company Act of 1940 and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's Custodian. The Fund generally will limit its investments in swaps, caps and floors to 25% of its total assets.


TREASURY RECEIPTS

         The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include:

         -        Treasury Receipts ("TRS"),

         -        Treasury Investment Growth Receipts ("TIGRS"), and

         -        Certificates of Accrual on Treasury Securities ("CATS").

U.S. TREASURY OBLIGATIONS

         The Fund may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Fund may also invest in Inflation Indexed Treasury Obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS

         Certain obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

         Variable Amount Master Demand Notes are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Advisers will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.


         The Fund, subject to its investment objective policies and restrictions, may acquire Variable And Floating Rate Instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The Fund may purchase Extendable Commercial Notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.


         A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Investment Advisors will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

         Limitations on The Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds or 15% of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which the Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Investment Advisors, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P, Moody's, and Fitch used in this paragraph, please see Appendix A.

WARRANTS

         Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         The Fund may purchase securities on a "when-issued" and forward commitment basis. When the Fund agrees to purchase securities on this basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may purchase securities on a when-issued basis when deemed by Banc One Investment Advisors to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Fund generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Investment Advisors purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. The Fund's net assets may fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, when the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

         In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

         Limitations on the Use of When Issued Securities and Forward Commitments. The Fund does not intend to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Investment Advisors to manage the Fund might, as described in the Prospectuses, be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Fund's total assets, and a commitment will not exceed 90 days. The Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Investment Advisors deems it appropriate to do so.

INVESTMENT RESTRICTIONS

             The following investment restrictions are FUNDAMENTAL and may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information.

             The Fund may not:

             1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.


             2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) mortgage-backed securities; or (ii) the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.


             3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.


             4. Purchase securities on margin or sell securities short.

             5. Underwrite the securities of other issuers except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

             6. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes, the Fund may purchase or sell financial futures contracts and may purchase call or put options on financial futures contracts.

             7. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not hereby precluded).

             8. Invest in any issuer for purposes of exercising control or management.

             9. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

             10. Purchase or sell real estate (however, the Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

             11. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.



             The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

             The Fund may not:

             1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

             2. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

             The foregoing percentages apply at the time of purchase of a security. Banc One Investment Advisors shall report to the Board of Trustees promptly if any of the Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes the Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15%of its net assets.

TEMPORARY DEFENSIVE POSITIONS.

             To respond to unusual market conditions, the Fund may invest its assets in cash or CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Fund from meeting its investment objectives. Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

PORTFOLIO TURNOVER

             The portfolio turnover rate for the Fund will be calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

         Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to Shareholders. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making portfolio decisions.

                 ADDITIONAL TAX INFORMATION CONCERNING THE FUND

         The Fund is treated as a separate entity for federal income tax purposes and is not combined with One Group's other Funds. The Fund intends to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund so qualifies, it will pay no federal income tax on the earnings it distributes to shareholders and it will eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies (to the extent such currency gains are directly related to the Fund's principal business of investing in stock or securities, or options or futures with respect to stock or securities) or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) its net tax-exempt interest. The Fund intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.


         If the Fund fails to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.


         Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their "ordinary income" (as defined) for the calendar year, (ii) 98% of their capital gain net income (as defined) for the one-year period ending on October 31st of such calendar year, and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the undistributed amounts. For purposes of the excise tax, the Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. The Fund intends to make sufficient distributions to avoid liability for the excise tax.

         Shareholders of the Fund will generally be subject to federal income tax on distributions received from the Fund. Dividends that are attributable to the Fund's net investment income will be taxed to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess, if any, of net long-term capital gains over net short-term capital losses) that are designated by the Fund as capital gain dividends will generally be taxable to a Shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for non-corporate Shareholders) regardless of how long the Shareholder has held its shares. Distributions in excess of the Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months (generally taxed at a 20% tax rate for non-corporate shareholders), and otherwise as short-term capital gain or loss. However, if a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between the Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS, and CATS) are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. The Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Investment Advisors would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any individual Shareholder who has provided to the Fund either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 2000. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of the Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

         The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                                    VALUATION

VALUATION OF THE FUND

         Except as noted below, investments of the Fund in securities the principal market for which is a securities exchange are valued at their market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

         Securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations either (1) are not readily available; or (2) are determined by Banc One Investment Advisors to not accurately reflect their value, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

         The value of a foreign security is determined in its national currency as of the close of trading on its principal market, which value is then converted into its U.S. dollar equivalent using the mean of the latest foreign exchange bid and ask price at the time of the close of the London Stock Exchange. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trustees of the Trust or their delegates.

         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished by a pricing service approved by the Board. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods approved by the Board.

ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE

         The net asset value of the Fund is determined and its Class I and Class A Shares are priced as of the times specified in the Prospectus. The net asset value per share of the Fund's Class I and Class A Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of the Fund's Class I and Class A Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to the Fund's Class A Shares.

SECURITY VALUATION SPECIFICS

- Securities for which the primary market is an exchange shall be valued at the last available quoted sale price on said exchange for the current day. In lieu of current trade activity, the security shall be valued at the last available quoted sale.

- Securities, which are traded in the over-the-counter market, shall be valued at the last available quoted sale price for the current day. In lieu of current trade activity, the security will be valued at the mean of the latest quoted bid and ask prices.

- Options, Futures Contracts, and Options on Futures shall be valued at the last available sale on the exchange on which they are primarily traded. In lieu of a current day last available sale, the valuation shall be the mean of the latest bid and ask prices.

- U.S. Government Securities, Mortgage Pools, Collateralized Mortgage Obligations, Asset Backed Securities, Corporate Bonds, and Municipal Securities shall be valued by an independent pricing vendor. A mean of the latest bid and ask quotations or the last sale in the case of a listed bond shall be used to evaluate the security. Fixed income securities with less than 61 days to maturity shall be valued at amortized cost.

- Securities for which the primary market is a foreign exchange shall be valued at the last available quoted sale price on said exchange for the current day or, if traded on the London Exchange and are not part of the FTSE 100, the securities will receive the mid-market close. Quotations of foreign securities shall be converted into the U.S. dollar equivalent using a spot currency value provided by an independent pricing vendor.

- Securities for which readily available market quotations are not available or for which the pricing agent provides a valuation that in the judgment of the Trust's Pricing Committee does not represent a fair value, shall be valued in accordance with the Trust's "Securities Valuation Procedures."


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         All of the classes of Shares in the Fund are sold on a continuous basis by The One Group Services Company (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

         Class I Shares in the Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of Bank One Corporation and any organization authorized to act in a fiduciary, advisory, custodial or agency capacities. Class I Shares are not available to Individual Retirement Accounts.

         Class A Shares may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Class I Shares. In addition to purchasing Class A Shares directly from the Distributor, an investor may purchase Class A Shares through a financial institution, such as a bank, savings and loan association, insurance company (each a "Shareholder Servicing Agent") that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111.

EXCHANGES

         The exchange privileges described herein may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged Shares, except as provided below. The Trust does not impose a charge for processing exchanges of Shares. For Federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

         Class I. Class I Shareholders of the Fund may exchange their Shares for Class A Shares of the Fund or for Class A Shares or Class I Shares of another Fund of the Trust.

         Class A Shares. Class A Shareholders may exchange their Shares for Class I Shares of the Fund or for Class I or Class A Shares of another Fund or the Trust, if the Shareholder is eligible to purchase such Shares. If a Shareholder seeks to exchange Class A Shares of a Fund that does not impose a sales charge for Class A Shares of a Fund that does, or the Fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the Fund into which the Shares are being exchanged and any sales charge previously paid for the exchanged Shares, including any sales charges incurred on any earlier exchanges of the Shares (unless such sales charge is otherwise waived as provided above). The exchange of Class I Shares for Class A Shares also will require payment of the sales charge unless the sales charge is waived, as provided above. If a Shareholder (no longer eligible to purchase Class I Shares) purchases Class A Shares of the Fund, the Shareholder will be subject to Distribution and Shareholder Services Plan Fees.


REDEMPTIONS

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when:

         (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission,

         (b) the Exchange is closed for other than customary weekend and holiday closings,

         (c)      the SEC has by order permitted such suspension, or

         (d)      an emergency exists as determined by the SEC.

                             MANAGEMENT OF THE TRUST

TRUSTEES & OFFICERS


         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust who were elected by the Shareholders of the Trust. The Trustees are responsible for making major decisions about the Fund's investment objectives and policies, but delegate the day-to-day administration of the Fund to the officers of the Trust. There are currently eight Trustees, all of whom, except John F. Finn, are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees of the Trust, their addresses, their ages, and principal occupations during the past five years are set forth below.





                                                        POSITION HELD          PRINCIPAL OCCUPATION
NAME AND ADDRESS                       AGE             WITH THE TRUST          DURING THE PAST FIVE YEARS
----------------                       ---             --------------          --------------------------

Peter C. Marshall                       57                Trustee              From March, 2000 to present,
DCI Marketing, Inc.                                                            Senior Vice President, W.D. Howard,
2727 W. Good Hope Road                                                         Inc. (Corporate parent of DCI
Milwaukee, WI 53209                                                            Marketing, Inc.). From November, 1993
                                                                               to March, 2000,  President,  DCI
                                                                               Marketing, Inc.

Charles I. Post                         72                Trustee              From July, 1986 to present, self
7615 4th Avenue West                                                           employed as a consultant.
Bradenton, FL 34209


Frederick W. Ruebeck                    60                Trustee              From April, 2000 to present,
10954 Windjammer North                                                         advisor, Jerome P. Greene & Associates,
Indianapolis, IN  46256                                                        LLP.  From January, 2000 to
                                                                               April, 2000, self-employed as a
                                                                               consultant.  From June, 1988 to
                                                                               present, Director of Investments, Eli
                                                                               Lilly and Company.

Robert A. Oden, Jr.                     53                Trustee              From 1995 to present, President,
Office of the President                                                        Kenyon College; from 1989 to 1995,
Ransom Hall                                                                    Headmaster, The Hotchkiss School.
Kenyon College
Gambier, OH 43022

*John F. Finn                           52                Trustee              Since 1975, President of Gardner,
President                                                                      Inc. (wholesale distributor to the
Gardner, Inc.                                                                  outdoor power equipment industry).
1150 Chesapeake Avenue
Columbus, OH 43212


Marilyn McCoy                           51                Trustee              Vice President of Administration
Northwestern University                                                        and Planning, Northwestern
Office of the Vice President                                                   University (1985 to present).
Administration Planning                                                        Trustee of Pegasus Funds since
633 Clark St. Crown 2-112                                                      1996.
Evanston, IL 60208

                                                        POSITION HELD          PRINCIPAL OCCUPATION
NAME AND ADDRESS                       AGE             WITH THE TRUST          DURING THE PAST FIVE YEARS
----------------                       ---             --------------          --------------------------

Julius L. Pallone                       69                Trustee              President, J.L. Pallone Associates
J.L. Pallone Associates                                                        (1994 to present).  Trustee of
3000 Town Center                                                               Pegasus Funds since 1987.
Suite 732
Southfield, MI 48075

Donald L. Tuttle                        65                Trustee              Vice President (1995 to present)
Association of Investment                                                      and Senior Vice President (1992 to
Management and Research                                                        1995), Association for Investment
PO Box 3668                                                                    Management and Research, Trustee
560 Ray C. Hunt Drive                                                          of Pegasus Funds since 1993.
Charlottesville, VA 22903


* John F. Finn is an "interested person" as that term is defined in the Investment Company Act of 1940.


         The Trustees of the Trust receive fees and expenses for each meeting of the Board of Trustees attended. No officer or employee of the Distributor currently acts as a Trustee of the Trust.

         The Compensation Table below sets forth the total compensation to the Trustees from the Trust for the Trust's fiscal year ended June 30, 1999.

                              COMPENSATION TABLE(1)

                                                                    PENSION OR          ESTIMATED           TOTAL
                                             AGGREGATE          RETIREMENT BENEFITS      ANNUAL         COMPENSATION
NAME OF PERSON,                            COMPENSATION         ACCRUED AS PART OF    BENEFITS UPON     FROM THE FUND
POSITION                                  FROM THE TRUST         TRUST EXPENSES(2)     RETIREMENT        COMPLEX(3)
--------                                  --------------         -----------------     ----------        ----------

Peter C. Marshall, ............             $49,750                     N/A                N/A            $  52,750
     Chairman
Charles I. Post, ..............             $45,500                     N/A                N/A            $  48,500
     Trustee
Frederick W. Ruebeck, .........             $46,750(4)                  N/A                N/A            $  49,750
     Trustee
Robert A. Oden, Jr., ..........             $46,750                     N/A                N/A            $  49,750
     Trustee
John F. Finn, .................             $46,750(4)                  N/A                N/A            $  49,750
     Trustee
Marilyn McCoy .................             $11,250(5)                  N/A                N/A            $  12,000
     Trustee
Julius L. Pallone .............             $11,250(5)                  N/A                N/A            $  12,000
     Trustee
Donald L. Tuttle ..............             $11,250(6)                  N/A                N/A            $  12,000
     Trustee


(1)      Figures are for the Trust's fiscal year ended June 30, 1999.


(2) The Trustees may defer all or a part of their compensation payable by the Trust pursuant to the Deferred Compensation Plan (the "Plan"). Under the Plan, the Trustees may specify Class I Shares of one or more Funds of the Trust that will be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee subject to certain mandatory payment provisions in the Plan (e.g., death of a Trustee.)


(3) "Fund Complex" comprises the funds of One Group Mutual Funds and the portfolios of One Group(R) InvestmenT Trust that were operational as of June 30, 1999.

(4)      Includes $35,000 of deferred compensation.

(5)      Includes $11,250 of deferred compensation.

(6)      Includes $5,625 of deferred compensation.

         The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The officers of the Trust, their addresses, their ages, and principal occupations during the past five years are shown below.

                                                  POSITION(S) HELD                 PRINCIPAL OCCUPATION
NAME AND ADDRESS                    AGE            WITH THE TRUST                  DURING PAST 5 YEARS
----------------                    ---            --------------                  -------------------

Mark S. Redman                       46        President, Treasurer                From November, 1997 to
The One Group Services                         and Assistant Secretary             present, President, The One
Company                                                                            Group Services Company;
3435 Stelzer Road                                                                  From June, 1995 to
Columbus, Ohio 43219                                                               November, 1997, Officer,
                                                                                   The One Group Services
                                                                                   Company; From February,
                                                                                   1989 to present, employee
                                                                                   of BISYS Fund Services,
                                                                                   Inc. (FKA Winsbury Company)

James T. Gillespie                   33        Vice President                      From September, 1998 to
BISYS Fund Services,                                                               present, employee, The One
Inc.                                                                               Group Services Company;
3435 Stelzer Road                                                                  From February, 1992 to
Columbus, Ohio 43219                                                               September, 1998, employee,
                                                                                   BISYS Fund Services, Inc.

Bryan C. Haft                        35        Vice President                      From January, 1999 to
BISYS Fund Services,                                                               present, employee, The One
Inc.                                                                               Group Services Company;
3435 Stelzer Road                                                                  From November, 1992 to
Columbus, Ohio 43219                                                               January, 1999, employee,
                                                                                   BISYS Fund Services, Inc.

Charles L. Booth                     40        Secretary                           From February, 1998, to
BISYS Fund Services,                                                               present, Chief Compliance
Inc.                                                                               Officer and Vice President
3435 Stelzer Road                                                                  Fund Compliance
Columbus, Ohio 43219                                                               BISYS Fund Services, Inc.;
                                                                                   From April, 1988, to February, 1998,
                                                                                   employee, BISYS Fund Services, Inc.



Alaina J. Metz                       33        Assistant Secretary                 From June, 1995, to
BISYS Fund Services,                                                               present, Chief
Inc.                                                                               Administrator,
3435 Stelzer Road                                                                  Administration and
Columbus, Ohio 43219                                                               Regulatory Services,
                                                                                   BISYS Fund Services, Inc.; from
                                                                                   May 1989 to June 1995, Supervisor,
                                                                                   Mutual Fund Legal
                                                                                   Department, Alliance
                                                                                   Capital Management.


INVESTMENT ADVISOR

                    BANC ONE INVESTMENT ADVISORS CORPORATION


         Investment advisory services to the Fund are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Fund. In addition, Banc One Investment Advisors continuously reviews, supervises and administers the Fund' s investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. Government or any of its agencies.


         Banc One Investment Advisors is an indirect, wholly-owned subsidiary of Bank One Corporation, a bank holding company incorporated in the state of Delaware. Bank One Corporation has affiliate banking organizations in Arizona, Colorado, Delaware, Florida, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, Bank One Corporation has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

         Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including One Group Mutual Funds (formerly, One Group, The One Group and the Helmsman Fund) since 1985.



         All investment advisory services are provided to the Fund by Banc One Investment Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "Investment Advisory Agreement"). The Investment Advisory Agreement will continue in effect as to the Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory Agreement was approved by the Trust's Board of Trustees with respect to the Fund at their quarterly meeting on May 18, 2000. The Advisory Agreement may be terminated as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Fund's Advisor. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


         The Advisory Agreement provide that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Investment Advisors in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

         For its services, Banc One Investment Advisors is entitled to a fee equal to .35% of the average daily net assets of the Fund. Banc One Investment Advisors and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .65% for Class A Shares and .40% for Class I Shares.

CODE OF ETHICS


         The Trust, Banc One Investment Advisors, and The One Group Services Company have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. The Trust's code of ethics includes policies which require "access persons" (as defined in Rule 17j-1) to: (i) place the interest of Trust Shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with the Fund. The Trust's code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or the Fund; (ii) making to the Trust any untrue statement of a material fact or omit to state to the Trust or the Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or the Fund; or (iv) engaging in any manipulative practice with respect to the Trust or the Fund. The Trust's code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

         Banc One Investment Advisors' code of ethics requires that all employees must: (i) place the interest of the accounts which are managed by Banc One Investment Advisors first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Banc One Investment Advisors' code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as mutual fund shares and U.S. government securities).

         The One Group Services Company is subject to BISYS Fund Services Code of Ethics (the "Principal Underwriter's Code of Ethics"). Under the Principal Underwriter's Code of Ethics, directors, officers, and associates of The One Group Services Company must: (i) place the interest of Fund shareholders first;
(ii) conduct all personal securities transactions in a manner that is consistent with the Principal Underwriter's Code of Ethics to avoid any actual or potential conflict of interest; and (iii) refrain from taking inappropriate advantage of their position. The Principal Underwriter's Code of Ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Fund subject to the policies and restrictions in the Principal Underwriter's Code of Ethics.


 PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory Agreement, Banc One Investment Advisors determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by Banc One Investment Advisors with respect to the Fund based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Investment Advisors may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not be limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Investment Advisors and does not reduce the advisory fees payable to Banc One Investment Advisors. Such information may be useful to Banc One Investment Advisors in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Investment Advisors in carrying out its obligations to the Trust. In the last fiscal year, Banc One Investment Advisors directed brokerage commissions to brokers who provided research services to Banc One Investment Advisors.

         The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its investment advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of Bank One Corporation subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by Banc One Investment Advisors. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Investment Advisors may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory, in making investment recommendations for the Trust, Banc One Investment Advisors will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Investment Advisors or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR AND SUB-ADMINISTRATOR

         The One Group Services Company serves as Administrator (the "Administrator") to the Fund pursuant to a Management and Administration Agreement with the Trust (the "Administration Agreement"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Administrator for each Fund of the Trust beginning December 1, 1995 and approved the Management and Administration Agreement with respect to the Fund on May 18, 2000. The Administrator assists in supervising all operations of the Fund (other than those performed under the respective investment advisory agreement and Custodian and Transfer Agency Agreement for the Fund).

         Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of the Fund and to compute the net asset value and net income of the Fund on a daily basis, to maintain office facilities for the Trust, to maintain the Fund's financial accounts and records, and to furnish the Trust statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Trust with respect to the Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and State tax returns, prepares filings with State securities commissions, and generally assists in all aspects of the Trust's operations other than those performed under the investment advisory agreements, and Custodian and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Unless sooner terminated, the Administration Agreement between the Trust and The One Group Services Company will continue in effect through November 30, 2000. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement will be reviewed and ratified at least annually by the Trust's Board of Trustees, provided that the Administration Agreement is also reviewed and ratified by the majority of the Trust's Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by vote cast in person at a meeting called for the purpose of reviewing and ratifying the Administration Agreement. The Administration Agreement may be terminated with respect to the Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than sixty days' notice by the Trust's Board of Trustees or by The One Group Services Company.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

             One Group Administrative Services, Inc. serves as sub-administrator for the Trust pursuant to a Sub-Administration Agreement between The One Group Services Company and One Group Administrative Services, Inc. One Group Administrative Services, Inc. is an affiliate of Banc One Investment Advisors and an indirect wholly-owned subsidiary of Bank One Corporation.

DISTRIBUTOR

         The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly owned subsidiary of the BISYS Group, serves as Distributor to the Fund pursuant to its Distribution Agreement with the Trust (the "DISTRIBUTION AGREEMENT"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Distributor beginning November 1, 1995. Unless otherwise terminated, the Distribution Agreement will continue in effect until October 31, 2000 and will continue from year to year if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds (see "ADDITIONAL INFORMATION--Miscellaneous," in this Statement of Additional Information) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated in the event of its assignment, as defined in the 1940 Act. The One Group Services Company is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.

DISTRIBUTION PLAN

         The operation and fees payable under the Trust's Distribution and Shareholder Services Plans, with respect to Class A Shares of the Fund are described in the Fund's Prospectus and in the Multiple Class Plan.

         The Distribution and Shareholder Services Plan with respect to Class A Shares (the "Distribution Plan") was initially approved on July 28, 1989 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "INDEPENDENT TRUSTEES"). The Distribution Plan originally applied to the single class of Shares of each Fund of the Trust that existed prior to the offering of the Funds' Shares as five separate classes. An amendment to the Distribution Plan was approved by the Independent Trustees on October 21, 1991, and became effective on February 7, 1992. Such amendment limited fees under the Distribution Plan only to the Class A Shares of each Fund. The Distribution Plan was amended again on February 11, 1993 in order to make Retirement Class Shares (now the Service Class Shares) subject to distribution fees. The Distribution Plan was further amended on February 29, 1996, to eliminate certain "defensive" provisions of the Distribution Plan. Prior to February 7, 1992, distribution fees were waived with respect to every Fund of the Trust except the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund.


         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Class A Shares of the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A

Shares of the Fund. The Distribution Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Class A Shares of the Fund requires the approval of the Fund's Class A Shareholders. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.


CASH COMPENSATION TO SHAREHOLDER SERVICING AGENTS


         The One Group Services Company and Banc One Investment Advisors Corporation compensate Shareholder Servicing Agents who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company and Banc One Investment Advisors Corporation from their own resources. The One Group Services Company may, on occasion, pay select Shareholder Servicing Agents, the entire front-end sales charge applicable to Fund shares sold by such Shareholder Servicing Agents.

                  Occasionally, The One Group Services Company and Banc One Investment Advisors Corporation, at their own expense, will provide cash incentives to select Shareholder Servicing Agents. These cash payments may take of the form of, but are not limited to, finders' fees and an additional commission on the sale of Fund shares subject to a contingent deferred sales charge.


CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

         Cash and securities owned by the Fund are held by State Street Bank and Trust Company, P.O. Box 8528, Boston, Massachusetts 02266-8528, ("State Street") as Custodian. State Street serves the Fund as Custodian pursuant to a Custodian Agreement with the Trust (the "Custodian Agreement"). Under the Custodian Agreement, State Street:

         (i) maintains a separate account or accounts in the name of the Fund;

         (ii) makes receipts and disbursements of money on behalf of the Fund;

         (iii) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities;

         (iv) responds to correspondence from security brokers and others relating to its duties; and

         (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

         Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories.

         State Street serves as Transfer Agent and Dividend Disbursing Agent for the Fund pursuant to Transfer Agency Agreements with the Trust (the "Transfer Agency Agreement"). Under the Transfer Agency Agreements, State Street has agreed

         (i)      to issue and redeem Shares of the Trust;

         (ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders;

         (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties;

         (iv)     to maintain Shareholder accounts and certain sub-accounts; and

         (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

THE SUBCUSTODIAN

         Bank One Trust Company, N.A. (the "Subcustodian") serves as Subcustodian in connection with the Trust's securities lending activities for domestic securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian is an indirect subsidiary of Bank One Corporation and an affiliate of Banc One Investment Advisors. The Subcustodian is entitled to a fee from the Trust under the agreements, which is calculated on an annual basis and accrued daily, equal to:


         - .05% of the value of collateral received from the borrower for each securities loan of U.S. Government and Agency Securities; and

         - .10% of the value of collateral received from the borrower for each loan of equities and corporate bonds.


EXPERTS

The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 is counsel to the Trust. From time to time, Ropes & Gray has rendered legal services to Bank One Corporation and its subsidiary banks.


                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Massachusetts Business Trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 55 series of Shares, which represent interests in the following:

1.       The Prime Money Market Fund;
2.       The U.S. Treasury Securities Money Market Fund;
3.       The Municipal Money Market Fund;
4.       The Ohio Municipal Money Market Fund;
5.       The Equity Income Fund;
6.       The Mid Cap Value Fund;
7.       The Mid Cap Growth Fund;
8.       The Diversified Equity Fund;
9.       The Small Cap Growth Fund;
10.      The Large Cap Value Fund;
11.      The Large Cap Growth Fund;
12.      The International Equity Index Fund;
13.      The Equity Index Fund;
14.      The Balanced Fund;
15.      The Technology Fund;
16.      The Real Estate Fund;
17.      The Income Bond Fund;
18.      The Short-Term Bond Fund;

19.      The Intermediate Bond Fund;
20.      The Government Bond Fund;
21.      The Ultra Short-Term Bond Fund;
22.      The High Yield Bond Fund;
23.      The Investor Growth Fund;
24.      The Investor Growth & Income Fund;
25.      The Investor Conservative Growth Fund;
26.      The Investor Balanced Fund;
27.      The Municipal Income Fund;
28.      The Intermediate Tax-Free Bond Fund;
29.      The Ohio Municipal Bond Fund;
30.      The West Virginia Municipal Bond Fund;
31.      The Kentucky Municipal Bond Fund;
32.      The Louisiana Municipal Bond Fund;
33.      The Arizona Municipal Bond Fund;
34.      The Treasury Only Money Market Fund;
35.      The Government Money Market Fund;
36.      The Tax-Exempt Money Market Fund;
37.      The Institutional Prime Money Market Fund;
38.      The Treasury & Agency Fund;
39.      The Small Cap Value Fund;
40.      The Diversified Mid Cap Fund;
41.      The Diversified International Fund;
42.      The Market Expansion Index Fund;
43.      The Bond Fund;
44.      The Short-Term Municipal Bond Fund;
45.      The Tax-Free Bond Fund;
46.      The Michigan Municipal Bond Fund;
47.      The Michigan Municipal Money Market Fund;
48.      The Cash Management Money Market Fund;
49.      The Treasury Cash Management Money Market Fund;
50.      The Treasury Prime Cash Management Money Market Fund;
51.      The U.S. Government Securities Cash Management Money Market Fund;
52.      The Municipal Cash Management Money Market Fund;
53.      The U.S. Government Securities Money Market Fund;
54.      The Treasury Prime Money Market Fund;
55.      The Mortgage-Backed Securities Fund

         Generally, the Funds of the Trust (other than the Institutional Money Market Funds, the Money Market Funds and the Cash Management Funds) offer shares in four separate classes: Class I Shares, Class A Shares, Class B and Class C Shares. The Institutional Money Market Funds (except for the Cash Management Funds) may offer Class S Shares. Certain of the Money Market Funds offer Service Class Shares. The classes of shares currently offered by the Funds can be found under the topic "The Trust" at the beginning of the Statement of Additional Information dated as of November 1, 1999. In addition, please read the relevant Prospectuses for the Funds for more details.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, this Statement of Additional Information, and the Statement of Additional Information, dated November 1, 1999, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of the Fund is entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.


1. Class B and C Shares are currently not available for purchase in all Funds of the Trust.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.


         Class A Shares, Class B Shares, Class C Shares, Service Class Shares and Class S Shares of a Fund each have exclusive voting rights with respect to matters pertaining to that class under the Distribution Plan.


SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.


PERFORMANCE

         From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

         Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

         The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Classes with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

         Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period.

CALCULATION OF PERFORMANCE DATA


         Performance information showing the Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                                           a-b
                                      -------------
30-Day Yield              =           2[(cd +1)6-1]

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

         The Fund's respective cumulative total return and average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of the Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return for a particular class of the Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

         Performance information showing the Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales. The distribution rate is calculated as follows:

distribution yield            =             a/(b) x 365
                                            -----------
                                                 c

         In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

         Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, the Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of the Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Class I Shares, or a Participating Organization, with regard to Class A Shares, will reduce the Fund's effective yield to customers. Performance data for the Funds through June 30, 2000 (calculated as described above) is as follows:

                         MORTGAGE-BACKED SECURITIES FUND


AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/00

                                                                                                            30-DAY
                                    INCEPTION                                                  LIFE OF        SEC
                                      DATE          1 YEAR     3 YEAR     5 YEAR     10 YEAR    FUND         YIELD
                                      ----          ------     ------     ------     -------    ----         -----


Class A......................       12/31/83

Class I......................       12/31/83



 (1) The quoted performance of the Fund for periods prior to August __, 2000 is represented by the performance of a common trust fund managed by Banc One Investment Advisors or its predecessors (the "Common Trust Fund") before the effective date of the registration statement of the Fund. The quoted performance is adjusted to reflect the estimated current fees of the Fund on a class by class basis absent any waivers. The Common Trust Fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations, anddiversification requirements that are imposed by the 1940 Act and the Code. If the Common Trust Fund had been so registered, its performance might have been adversely affected.


          The performance of the Fund may be compared in publications to the performance of various indices and investments (such as other mutual funds) for which reliable performance data is available, as well as averages, performance rankings or other information prepared by recognized mutual fund statistical services, as set forth below.

          In addition, the performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. Further, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

          The Fund may quote actual total return performance from time to time in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

          The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.

          The Fund may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.; they may also use indices, including those identified in the Prospectus for performance comparison. Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used.

          The Fund may quote actual yield and/or total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations. Comparative information on the Consumer Price Index may also be included.

          The Fund may also use comparative performance information computed by and available from certain industry and general market research and publications, as well as statistical and performance information, compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation.

          The Fund may also use current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15). In addition, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used.

MISCELLANEOUS

          The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

          As used in the Trust's Prospectuses, this Statement of Additional Information and the Statement of Additional Information, dated November 1, 1999, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund is charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund is conclusive. As used in the Trust's Prospectuses , this Statement of Additional Information, and the Statement of Additional Information, dated November 1, 1999, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund is represented in person or by proxy.

          The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

          The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

          The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

FINANCIAL STATEMENTS

         Because the Mortgage-Backed Securities Fund is a series without assets or operating history, there are no financial statements for the Fund.

                       APPENDIX A--DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funding, is outstanding and safety is just below risk-free U.S. Treasury obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity facts and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5      Issuer failed to meet scheduled principal and/or interest payments.

STANDARD & POOR'S CORPORATION ("S&P")

A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH'S IBCA ("FITCH")

F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

F3 Adequate capacity for timely repayment, but more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

B Capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

C        High risk of default or which are currently in default.

MOODY'S INVESTORS SERVICE ("MOODY'S")

Prime-1           Superior ability for repayment.

Prime-2           Strong ability for repayment.

Prime-3 Acceptable ability for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime         Does not fall within any of the Prime rating categories.



                           DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

D These banks possess adequate financial strength, but may be limited by one or more of the following factors: a vulnerable or developing business franchise; weak financial fundamentals; or an unstable operating environment.

E These banks possess very weak intrinsic financial strength, require periodic outside support or suggest an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a business franchise of questionable value; financial fundamentals that are seriously deficient in one or more respects; or a highly unstable operating environment.

                                             DESCRIPTION OF TAXABLE BOND RATINGS

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB Less vulnerable to nonpayment than other speculative issues. However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       Currently highly vulnerable to nonpayment.

C Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D In payment default. Used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S
INVESTMENT GRADE

Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE

Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

C The lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH
INVESTMENT GRADE

AAA Highest rating category. The obligor's capacity for timely repayment of principal and interest is extremely strong.

AA       The obligor's capacity for timely repayment is very strong.

A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability for timely repayment is strong. However, adverse changes in business, economic, or financial conditions are more likely to affect the capacity for timely repayment than obligations in higher rated categories.

BBB The obligor's capacity for timely repayment of principal and interest is adequate. However, adverse changes in business, economic or financial conditions and circumstances are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

NON-INVESTMENT GRADE

BB Obligations for which capacity for timely repayment of principal and interest is uncertain. These obligations are speculative to some degree and capacity for repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

B The obligor's capacity for timely repayment of principal and interest is uncertain. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are far more speculative than those in higher rated categories.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions and these obligations are far more speculative than those in higher rated categories.

CC Obligations which are highly speculative or which have a high risk of default.

C        Obligations which are currently in default.



                        DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

S & P

An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA Extremely Strong financial security characteristics. "AAA" is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

AA Very Strong financial security characteristics, differing only slightly from those rated higher.

A Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strength. "BB" indicates the least degree of vulnerability within the range; "CC" the highest.

BB Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

R An insurer rated "R" has experienced a REGULATORY ACTION regarding solvency. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR Not Rated, which implies no opinion about the insurer's financial security.

Plus (+)
or
minus (-) Following ratings from "AA" to "CCC" show relative standing within the major rating categories.



                      DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S
MIG1 & VMIG1              Short-term municipal securities rated MIG1 or
                          VMIG1 are of the best quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2 & VMIG2              These short-term municipal securities rated are of
                          high quality. Margins of protection are ample although not so large as in the preceding group.

MIG3 & VMIG3              Favorable quality. All security elements are
                          accounted for, but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

MIG4 & VMIG4              This denotes adequate quality protection commonly
                          regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is a specific risk.

SG                        This denotes speculative quality.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2                      Satisfactory capacity to pay principal and interest.

SP-3                      Speculative capacity to pay principal and interest.

                     DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.


b                         Lacks the characteristics of a desirable investment.
                          Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c                         Lowest rated class of preferred or preference stock.
                          Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB Backed by an adequate capacity to pay the preferred stock obligations. Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, B, CCC                Regarded, on balance, as predominantly speculative
                          with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest.

                          While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC In arrears on dividends or sinking fund payments, but is currently paying.

C                         Nonpaying issue.

D Nonpaying issue with the issuer in default on debt instruments.

N.R. No rating has been requested, insufficient information on which to base a rating, or Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or
minus (-)                 To provide more detailed indications of preferred
                          stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



                      DESCRIPTION OF MUNICIPAL BOND RATINGS
            (INCLUDING FOREIGN, MORTGAGE AND ASSET-BACKED SECURITIES)

S&P

INVESTMENT GRADE

AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

SPECULATIVE GRADE

BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligations.

B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, not likely to have the capacity to meet its financial commitment on the obligation.

CC                        Currently highly vulnerable to non-payment.

C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D                         Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S
INVESTMENT GRADE

Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE

Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

                     DESCRIPTION OF SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4                     Non-investment grade and, therefore, speculative.

                             REGISTRATION STATEMENT
                          OF ONE GROUP(R) MUTUAL FUNDS
                                  ON FORM N-1A

PART C

     ITEM 23. Exhibits

(a) Amended and Restated Declaration of Trust dated as of February 18, 1999 is incorporated by reference to Exhibit (1) to the Registrant's Registration Statement on Form N-1A (filed March 12,
              1999).

(b) Code of Regulations as amended and restated as of October 25, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant's Registration Statement on Form N-1A.

(c)      Rights of Shareholders.

         The following portions of Registrant's Declaration of Trust incorporated as Exhibit (1) hereto, define the rights of shareholders:

     5.1      Shares in the Series or Classes of the Trust.

     A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series or classes of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into an unlimited number of full and fractional transferable Shares without par value. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

         Subject to the respective voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of each series of the Trust, the Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes, Shares of each such class having such voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms applicable to Shares of such class as the Trustees may determine.

     B. The holder of each Share shall be entitled to one vote for each full Share, and a proportionate fractional vote for each fractional Share, irrespective of the series or class, then recorded in his name on the books of the Trust. On any matter submitted to a vote of Shareholders, all Shares then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except: (1) as otherwise required by the Act; or (2) when the matter, as conclusively determined by the Trustees, affects only the interests of the Shareholders of a particular series or class of the Trust (in which case only Shareholders of the affected series or class shall be entitled to vote thereon).

     C. Shares of each series or class of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

              (1) Assets Belonging To a Series or Class. All consideration received by the Trust for the issue or sale of Shares of any series or class, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series or class. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series or class shall be allocated by the Trustees to one or more series or class (such allocation to be conclusive and binding upon the Shareholders of all series or class for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series or class. Such assets belonging to a particular series or class shall irrevocably belong for all purposes to the Shares of the series or class, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series or class. Shareholders of any series or class shall have no right, title or interest in or to the assets belonging to any other series or class.

              (2) Liabilities Belonging To a Series or Class. The assets belonging to any series or class of the Trust shall be charged with the direct liabilities in respect of such series or class and with all expenses, costs, charges, and reserves attributable to such series or class, and shall also be charged with the share of such series or class of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series or class in proportion to the relative net assets of the respective series or class, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series or class for all purposes; PROVIDED, HOWEVER, that under no circumstances shall the assets allocated or belonging to any series or class of the Trust be charged with liabilities directly attributable to any other series or class. The liabilities so charged to a series or class are herein referred to as "liabilities belonging to" such series or class. All persons who may have extended credit to a particular series or class or who have contracts or claims with respect to a particular series or class shall look only to the assets of that particular series or class for payment of such contracts or claims.

              (3) Liquidating Distributions. In the event of the termination of the Trust or a particular series or class thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series or class shall be entitled to receive out of the assets of the Trust or belonging to the particular series or class, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series or class of the Trust, the assets belonging to such series or class; and the assets so distributable to the Shareholders of any series or class shall be distributed among such Shareholders in proportion to the number of Shares of such series or class held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series or class of the Trust available for distribution, such distribution shall be made to the Shareholders of all series or class subject to such termination and winding up in proportion to the relative net assets of the respective series or class determined as hereinafter provided and the number of Shares of such series or class held by them and recorded in their names on the books of the Trust.

              (4) Dividends and Distributions. Shares of each series or class shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series or class, PROVIDED, HOWEVER, that dividends and distributions on Shares of a particular series or class shall be paid only out of the lawfully available "assets belonging to" such series or class as such term is defined in this Declaration of Trust.

     5.2 Purchase of Shares. The Trustees may accept investments in each series or class of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series or class of the Trust, at the net asset value per Share next computed after receipt of the investment.

     5.3 Net Asset Value Per Share. The net asset value per Share of each series or class of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

     5.4 Ownership of Shares. The ownership of Shares shall be recorded separately with respect to each series or class on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such Shares, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series or class held by each Shareholder.

     5.5 Preemptive Rights. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

     5.6 Redemption of Shares. To the extent of the assets of the Trust legally available for such redemptions, a Shareholder of any series or class of the Trust shall have the right, subject to the provisions of Section
         5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series or class out of assets belonging to such series or class at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series or class of the Trust is $1,000 or less; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is $1,000 or less, and shall be allowed sixty days to make additional purchases of Shares of the appropriate series or class so that the value of his account will exceed $1,000 before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series or class of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series or class of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series or class of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series or class of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series or class thereof and of the Shareholders of the Trust or of such series or class in maintaining a constant net asset value per Share with respect to such series or class, redeem pro rata from each holder of record on such day such number of full and fractional Shares of such series or class as may be necessary to reduce the aggregate number of outstanding Shares of such series or class in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series or class of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series or class of the Trust may make payment in the assets belonging or allocable to such series or class, the value of which shall be determined as provided herein.

     5.7 Suspension of Right of Redemption. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series or class, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

     5.8 Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series or class shall have the right to convert or exchange said Shares for or into Shares of one or more other series or class in accordance with such requirements and procedures as may be established from time to time by the Trustees.

     8.1 Voting Powers. The Shareholders shall have power to vote (a) for the election or removal of Trustees; (b) with respect to the amendment of this Declaration of Trust as provided in Section 10.8 hereof; (c) with respect to the approval of investment advisory and distribution agreements entered into on behalf of the Trust or one or more series or class thereof, and with respect to such other matters relating to the Trust as may be required by law, by this Declaration of Trust, the Regulations of the Trust, by any requirements applicable to or agreement of the Trust, and as the Trustees may consider desirable; and
         (d) to the same extent as the shareholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series or class shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series or class of the Trust in respect of which the Shareholder owns Shares. Every Shareholder of record shall have the right to one vote for every whole Share (other than Shares held in the treasury of the Trust) standing in his name on the books of the Trust, and to have a proportional fractional vote for any fractional Share, as to any matter on which the Shareholder is entitled to vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series or class, except (i) where required by the Act, Shares shall be voted by individual series or class, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series or class, then only the Shareholders of such affected series or class shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Declaration of Trust, or the Regulations.

     8.2 Meetings. Meetings of Shareholders may be called by the Trustees as provided in the Regulations, and shall be called by the Trustees upon the written request of Shareholders owning at least twenty percent of the outstanding Shares entitled to vote.

     8.3 Quorum and Required Vote. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority of the Shares of each series or class outstanding and entitled to vote with respect to a matter appearing in person or by proxy; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by the Act to be taken by vote of all outstanding Shares of all series or class entitled to vote thereon, irrespective of series or class, a quorum shall consist of a majority of Shares (without regard to series or class) entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series or classes of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series or class so affected; and PROVIDED, FURTHER, that reasonable adjournments of such meeting until a quorum is obtained may be made by vote of the Shares present in person or by proxy. A majority of the Shares voted shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of this Declaration of Trust or the Regulations; PROVIDED, HOWEVER, that when any provision of law or of this Declaration of Trust requires the holders of Shares of any particular series or class to vote by series or class and not in the aggregate with respect to a matter, then the vote of the majority of the outstanding Shares of that series or class shall decide such matter insofar as that particular series or class shall be concerned.

     8.4 Shareholder Action By Written Consent. Any action which may be taken by Shareholders may be taken without a meeting if the holders of not less than two-thirds of the Shares entitled to be voted with respect to the matter consent to the action in writing and the written consent is filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

     8.5 Code of Regulations. The Regulations may include further provisions not inconsistent with this Declaration of Trust for Shareholders' meetings, votes, record dates, notices of meetings, and related matters.

     9.4 Limitation of Shareholder Liability. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series or class of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

                      "The names 'One Group(R) Mutual Funds' and 'Trustees of One Group(R) Mutual Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'One Group(R) Mutual Funds' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

         The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein, PROVIDED, HOWEVER, that a Shareholder of any series or class of the Trust shall be indemnified only from assets belonging to that series or class.

     9.5 Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

     9.6 Liabilities of a Series or Class. Liabilities belonging to any series or class of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series or class, or in connection with the management thereof, shall be paid only from the assets belonging to that series or class.

     10.3 Termination of Trust. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

     A. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convey the assets belonging to such series or class to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series or class then outstanding.

     B. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convert into money all the assets belonging to such series or class. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class, the Trustees shall distribute the remaining assets belonging to such series or class ratably among the holders of the outstanding Shares of the series or class.

     C. Without the vote of a majority of outstanding Shares of any series or class of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series or classes into a single series or class if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series or class affected thereby.

     D. After the effective date of the determination of the Trustees under paragraph A or B above,

              (1) The Trust shall carry on no business relating to the assets of such series or class except for the purpose of winding up the affairs of such series or class.

              (2) The Trustees shall proceed to wind up the affairs of such series or class and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series or class shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series or class, to collect assets of such series or class, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such series or class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series or class.

     Uponcompletion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series or class of the Trust. Such termination shall be effective upon filing with the

         State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series or class and the right, title and interest of all parties shall be cancelled and discharged with respect to such series or class. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

     10.8 Amendment Procedure.

     A. This Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares of each series affected thereby (as the Trustees shall determine) or by any larger vote as may be required by any provisions of applicable law.

     B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

     C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

The following portions of Registrant's Code of Regulations incorporated as Exhibit (2) hereto, define the rights of shareholders:

     1.1 Place. An Annual Meeting of Shareholders may be held for a calendar year if called by the Trustees acting in their sole discretion, and any such annual or Special Meetings of Shareholders shall be held at such place, date, and time as the Trustees may designate.

     1.2 Special Meeting. Special Meetings of Shareholders may be called by the Trustees, and shall be called by the Trustees upon the written request of holders of at least twenty percent of the outstanding units of beneficial interest in the Trust ("Shares") entitled to vote.

     1.3 Notice. Written notice, stating the place, day and hour of each meeting of Shareholders and, in the case of Special Meetings, the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law.

     1.4 Shareholder's List. The officer or agent having charge of the transfer books for shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

     1.5 Record Date. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders, or the date fixed for the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting, or entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be. In such case, only such Shareholders as shall be shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date, as aforesaid.

     3.1 Form. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust.

     3.2 Waiver. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the record of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

(d)(1) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March 17, 1993) to Registrant's Registration Statement on Form N-1A.

(d)(2) Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation dated May 18, 2000 is filed herewith.

(d)(3) Sub-Investment Advisory Agreement, dated as of August 20, 1998 between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(e)(1) Re-executed Distribution Agreement dated December 13, 1995 between Registrant and The One Group Services Company is incorporated by reference to Exhibit

                  (7)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

(e)(2) Revised Schedules A-E to the Distribution Agreement between the Registrant and The One Group Services Company dated May 18, 2000 are filed herewith.

(e)(3) Dealer's Agreement for Registrant dated November 11, 1995 between The One Group Services Company and Banc One Securities Corporation is incorporated by reference to Exhibit (7)(d) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

(e)(4) Form of Shareholder Servicing Agreement between the Registrant and Participating Service Organizations is incorporated by reference to Exhibit (7)(f) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

(e)(5) Agency Services and Delegation Agreement between INVESCO Trust Company and Registrant dated January 1, 1998 is incorporated by reference to Exhibit (10)(j) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

(e)(6) Amendment to Agency and Services Delegation Agreement between INVESCO Trust Company and Registrant is incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(e)(7) Processing Agreement by and between Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation and The One Group dated as of February, 1999 is incorporated by reference to Exhibit (6)(f) to Registrant's Registration Statement on Form N-1A (filed March 12, 1999).

(e)(8) Shareholder Servicing Agreement (Class S Shares) dated May 26, 2000 between One Group Mutual Funds and Bank One Trust Company, N.A. is filed herewith.

(e)(9) Shareholder Servicing Agreement (Class S Shares) dated March 21, 2000 between One Group Mutual Funds and Bank One Corporation is filed herewith.

(e)(10) Agency Agreement between American General Retirement Services Co., One Group Mutual Funds and The One Group Services Company is filed herewith.

(e)(11) Agency Agreement dated November 25, 1999 between Capstone Financial Group, Inc., One Group Mutual Funds and The One Group Services Company is filed herewith.

(e)(12) Agency Agreement dated April 6, 2000 between Security Trust Company, American General Retirement Services Co., One Group Mutual Funds and The One Group Services Company is filed herewith.

(e)(13) FundCircuit Program Services Agreement between Bear Sterns Securities Corporation, The One Group Services Company, and One Group Mutual Funds is filed herewith.

(e)(14) Services Agreement dated December 28, 1999 between Fidelity Brokerage Services, Inc.., National Financial Services Corporation, One Group Mutual Funds, and The One Group Services Company is filed herewith.

(f) Deferred Compensation Plan for Trustees of The One Group is incorporated by reference to Exhibit (7) to Post-Effective Amendment No. 47 (filed December 23, 1998) to Registrant's Registration Statement on Form N-1A.

(g)(1) Custodian Contract dated as of July 29, 1988 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(a) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(g)(2) Amendment to Custodian Contract dated as of July 29, 1988 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(b) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(g)(3) Sub-Custodian Agreement between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(g)(4) First Amendment to the Subcustodian Agreement dated as of December, 1996 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(d) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(g)(5) International Securities Lending Subcustodian and Services Agreement, dated December 29, 1997 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 44 (filed June 5, 1998) to the Registrant's Registration Statement on Form N-1A.

(g)(6) Sub-Custodian Agreement dated as of March 19, 1999, between State Street Bank and Trust Company, NBD Bank and One Group Mutual Funds is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No.49 (filed April 27, 1999) to the Registrant's Registration Statement on Form N-1A.

(h)(1) Re-executed Management and Administration Agreement dated November 20, 1997 is incorporated by reference to Exhibit
                  (13)(b) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

(h)(2) Revised Schedule A to the Management and Administration Agreement between the Registrant and The One Group Services Company dated May 18, 2000 is filed herewith.

(h)(3) Transfer Agency and Service Agreement dated as of April 1, 2000 the Registrant and State Street Bank and Trust Company is filed herewith.

(h)(4) Amendment to the Transfer Agency and Service Agreement dated as of February 6, 1996 is incorporated by reference to Exhibit
                  (9)(d) to Post-Effective Amendment No. 45 (filed August 26,
                  1998) to the Registrant's Registration Statement on Form N-1A.

(h)(5) Fund Accounting Agreement dated December 1, 1995 between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (13)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

(h)(6) Revised Schedule A to the Fund Accounting Agreement between the Registrant and The One Group Services Company dated May 18, 2000 is filed herewith.

(h)(7) Sub-Administration Agreement dated December 1, 1995 between The One Group Services Company and Banc One Investment Advisors Corporation dais incorporated by reference to Exhibit
                  (13)(d) to the Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

(h)(8) Revised Schedule A to the Sub-Administration Agreement between The One Group Services Company and Banc One Investment Advisors Corporation dated May 18, 2000 is filed herewith.

(h)(9) Agency Services and Delegation Agreement dated January 1, 1996 between the Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(h)(10) Amendment to Agency Services and Delegation Agreement between Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(11) Recordkeeping and Late Trading Agreement between Registrant and Bank One Trust Company, NA is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 51 (filed October 22, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(12) Shareholder Servicing Agreement between The One Group Services Company and Bank One Corporation is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(h)(13) Services Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(l) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(14) Operating Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(15) Retirement Services Order Processing Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(n) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(16) Securities Lending Agreement for Non-ERISA Accounts dated as of August 1995 between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(p) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(17) Amendment to Securities Lending Agreement for Non-ERISA Accounts dated as of January 21, 1997 between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(q) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(18) Second Amendment to the Securities Lending Agreement (Domestic Securities), effective May 21, 1998, between the Registrant, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(r) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(19) Securities Lending Agreement for Non-ERISA Accounts dated as of January 8, 1998 between the Registrant, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(s) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(20) Amendment to the Securities Lending Agreement (Foreign Securities) effective May 21, 1998 is incorporated by reference to Exhibit (9)(t) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(21) Fund Alliance Agreement by and between The One Group, The One Group Services Company, and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (9)(u) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(22) Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Fund Services, Inc. is incorporated by reference to Exhibit (9)(v) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(23) Amendment dated April 1, 1999, to the Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Fund Services, Inc. is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(24) Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is incorporated by reference to Exhibit
                  (9)(x) to Post-Effective Amendment No. 49 (filed April 27,
                  1999) to Registrant's Registration Statement on Form N-1A.

(h)(25) Amendment to the Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is incorporated by reference to Exhibit (9)(y) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(26) Agency Agreement dated as of November 1, 1996 between Pegasus Funds and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (9)(z) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(27) Fifth Amendment dated March 19, 1999, to the Agency Agreement dated as of November 1, 1996 between Pegasus Funds and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (9)(aa) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(28) Form of Agency Distribution Agreement between The One Group Services Company and various shareholder servicing agents is incorporated by reference to Exhibit (9)(bb) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(29) Sub-Transfer Agency Agreement between One Group Mutual Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(30) Form of Sub-Transfer Agency Agreement is incorporated by reference to Exhibit (9)(dd) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(31) Form of Order Processing Agreement is incorporated by reference to Exhibit (9)(ee) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(32) Services Agreement between One Group Mutual Funds, Bank One Trust Company, NA, Kemper Services Company, Kemper Distributors, Inc. and The One Group Services Company is incorporated by reference to Exhibit (h)(32) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(33) Sub-Transfer Agency Agreement between Nationwide Investment Services and One Group Mutual Funds is incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(34) FundVest Institutional No Transaction Fee Agreement between Pershing Division of Donaldson Lufkin & Jenrette Securities Corporation, The One Group Services Company, and One Group Mutual Funds is incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 51 (filed October 22, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(35) Sub-Transfer Agency Agreement dated March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds is filed herewith.

(h)(36) Sub-Transfer Agency Agreement dated March 30, 2000 between National Deferred Compensation, Inc. and One Group Mutual Funds is filed herewith.

(h)(37) Late Order Processing Agreement between American General (VALIC) Retirement Services Co. and One Group Mutual Funds is filed herewith.

(h)(38) Late Order Processing Agreement dated April 6,2000 between Security Trust Company and One Group Mutual Funds is filed herewith.

(i)               Opinion and consent of counsel is filed herewith.

(j)(1)            Consent of PricewaterhouseCoopers LLP is filed herewith.

(j)(2)            Consent of Ropes & Gray is filed herewith.

(k)               None

(l) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(m)(1) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class shares dated November 1, 1995, as amended August 20, 1997, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit
                  (15)(a) to Post-Effective Amendment No. 43 (filed August 29,
                  1997) to Registrant's Registration Statement on Form N-1A.

(m)(2) Revised Schedule A to the Distribution and Shareholder Services Plan - Class A and Service Class Shares is filed herewith.

(m)(3) Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended August 20, 1997, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

(m)(4) Revised Schedules A and B to the Distribution and Shareholder Services Plan - Class B and Class C Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(n) Multiple Class Plan for the Registrant adopted by the Board of Trustees on May 22, 1995, as amended May 20, 1999 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(p)(1) One Group Mutual Funds and One Group Investment Trust Code of Ethics is filed herewith.

(p)(2) Policy 4.05 Personal Trading as revised May 1, 2000 from Banc One Investment Advisors Corporation's Compliance Manual is filed herewith.

(p)(3) Policy 4.02 Employee Brokerage Accounts as amended October 11, 1999 from Banc One Investment Advisors Corporation's Compliance Manual is filed herewith.

(p)(4)            BISYS Fund Services Code of Ethnics

ITEM 24. Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

ITEM 25. Indemnification.

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Registrant's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of Investment Advisers

                  Banc One Investment Advisors Corporation ("Banc One Investment Advisors") performs investment advisory services for all of the Funds of The One Group. Independence International Associates, Inc. performs investment sub-advisory services for the International Equity Index Fund. Banc One High Yield Partners, LLC provides investment advisory services for the High Yield Bond Fund.

                  Banc One Investment Advisors is an indirect wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company incorporated in the state of Delaware. BANK ONE CORPORATION now operates affiliate banking organizations in Arizona, Colorado, Florida, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANK ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

                  To the knowledge of Registrant, none of the directors or officers of Banc One Investment Advisors, Independence International Associates, Inc. or Banc One High Yield Partners, LLC, except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.

                          BANC ONE INVESTMENT ADVISORS

POSITION WITH BANC                              OTHER
ONE INVESTMENT ADVISORS                         SUBSTANTIAL OCCUPATION                  TYPE OF BUSINESS
-----------------------                         ----------------------                  ----------------

David J. Kundert, Chairman,                     Chairman, Bank One                      Investment
President, and CEO                              Trust Company, NA,
                                                100 East Broad
                                                Street, Columbus,
                                                Ohio 43215


Peter W. Atwater,Director                       Former Treasurer,                       Investment
and Chief Operating Officer                     Bank One Corporation,
                                                Chief Operating Officer
                                                Banc One Investment Advisers
                                                Corporation;
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271
POSITION WITH BANC                              OTHER
ONE INVESTMENT ADVISORS                         SUBSTANTIAL OCCUPATION                  TYPE OF BUSINESS
-----------------------                         ----------------------                  ----------------

Mark A. Beeson, Director                        President, One Group                    Investment
                                                Administrative Services, Inc.
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

Gary Madich, Director                           Senior Managing Director                Investment
                                                Banc One Investment Advisors
                                                Corporation,
                                                1111 Polaris Parkway,
                                                Columbus, Ohio 43271

Richard Jandrain, Director                      Senior Managing Director                Investment
                                                Banc One Investment Advisors
                                                Corporation,
                                                1111 Polaris Parkway,
                                                Columbus, Ohio 43271



The principal business address of the principal executive officer and directors of Banc One Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.

BANC ONE HIGH YIELD PARTNERS, LLC

         Banc One High Yield Partners, LLC is the Sub-Investment Advisor to the High Yield Bond Fund ("Banc One Partners"). Banc One Partners, a limited liability company organized under the laws of Ohio, provides investment advice to the High Yield Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of Banc One Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.

POSITION WITH                                   OTHER SUBSTANTIAL                                         TYPE OF
BANC ONE PARTNERS                               OCCUPATION                                                BUSINESS
-----------------                               ----------                                                --------
James P. Shanahan, Manager                      Pacholder Associates,
                                                Investment
                                                Inc., Managing Director
                                                & General Counsel, 8044
                                                Montgomery Road, Suite
                                                #382, Cincinnati, Ohio
                                                45236

William J. Morgan, Manager                      Pacholder Associates,
                                                Investment
                                                Inc., President, 8044
                                                Montgomery Road, Suite
                                                #382, Cincinnati, Ohio
                                                45236

Mark A. Beeson, President                       One Group Administrative
                                                Investment
                                                Services, Inc.
                                                1111Polaris Parkway,
                                                Columbus, Ohio 43271

Peter W. Atwater                                Banc One Investment
                                                Investment
                                                Advisors, Chief
                                                Operating Officer,
                                                1111 Polaris Parkway,
                                                Columbus, OH 43271

Gary Madich, Manager                            Banc One Investment
                                                Investment
                                                Advisors, Senior
                                                Managing Director, 1111
                                                Polaris Parkway,

Yvonne M. Goetz, Vice                           Pacholder
                                                Investment

President -- Senior Analyst                     Associates, Inc., Vice
                                                President, 8044
                                                Montgomery Road, Suite
                                                #382, Cincinnati, Ohio
                                                45236


POSITION WITH                                   OTHER SUBSTANTIAL                                         TYPE OF
BANC ONE PARTNERS                               OCCUPATION                                                BUSINESS
-----------------                               ----------                                                --------
Anthony L. Longi, Jr., Vice
President -- Portfolio Manager                  Pacholder
                                                Investment
                                                Associates, Inc.,
                                                Executive Vice
                                                President, 8044
                                                Montgomery Road, Suite
                                                #382, Cincinnati, Ohio
                                                45236


ITEM 27. Principal Underwriters

         (a) The One Group Services Company acts as administrator and distributor for each of the Fund's Portfolios.

         (b) The directors and officers of The One Group Services Company are set forth below. The business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

                                            POSITIONS AND OFFICES
                                            WITH THE ONE GROUP
NAME                                        SERVICES COMPANY                            POSITIONS WITH REGISTRANT
----                                        ----------------                            -------------------------
Lynn J. Mangum                              Chairman and Chief                          None
                                             Executive Officer

Dennis Sheehan                              Director                                    None

Kevin J. Dell                               Vice President/Secretary/                   None

Michael D. Burns                            Vice President                              None

Steven Ludwig                               Compliance Officer                          None

Robert Tuch                                 Assistant Secretary                         None

David P. Blackmore                          Vice President/                             None
                                            Chief Financial Officer

Mark S. Redman                              President                                   President

Mark J. Ryberczyk                           Senior Vice President                       None

(c)      Not applicable.

ITEM 28. Location of Accounts and Records

         (1) Banc One Investment Advisors Corporation, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser and Sub-Administrator).

         (2) Independence International Associates, Inc., 75 State Street, Boston, MA 02109 (records relating to its functions as Sub-Investment Adviser to the International Equity Index Fund).

         (3) Banc One High Yield Partners, LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236 (records relating to its functions as Sub-Investment Advisor to the High Yield Bond
                 Fund).

         (4) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Distributor for all Funds).

         (5) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Administrator for all Funds).

         (6) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all Funds).

         (7) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).

ITEM 29. Management Services

         N/A

ITEM 30. Undertakings

                 The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                 The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness to this Post-Effective Amendment pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the 2nd day of June, 2000.

                                                      One Group(R) Mutual Funds
                                                      (Registrant)

                                             By:   /s/ Mark S. Redman
                                                   -----------------------------
                                             *Mark S. Redman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                                  TITLE                                        DATE
---------                                                  -----                                        ----
/s/ MARK S. REDMAN                                        President                                    June 2, 2000
--------------------------------------------
* Mark S. Redman

/s/ PETER C. MARSHALL                                     Trustee                                      June 2, 2000
--------------------------------------------
*Peter C. Marshall

/s/ CHARLES I. POST                                       Trustee                                      June 2, 2000
--------------------------------------------
*Charles I. Post

/s/ FREDERICK W. RUEBECK                                  Trustee                                      June 2, 2000
--------------------------------------------
*Frederick W. Ruebeck

/s/ ROBERT A. ODEN                                        Trustee                                      June 2, 2000
--------------------------------------------
*Robert A. Oden

/s/ JOHN F. FINN                                          Trustee                                      June 2, 2000
--------------------------------------------
*John F. Finn

/s/ MARILYN MCCOY                                         Trustee                                      June 2, 2000
--------------------------------------------
*Marilyn McCoy

/s/ DONALD L. TUTTLE                                      Trustee                                      June 2, 2000
--------------------------------------------
*Donald L. Tuttle

/s/ JULIUS L. PALLONE                                     Trustee                                      June 2, 2000
--------------------------------------------
*Julius L. Pallone

*By: /s/ ALAN G. PRIEST
--------------------------------------------
Alan G. Priest
Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY

         Mark S. Redman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                                       /s/ Mark S. Redman
                                                       -------------------------
                                                       Mark S. Redman

                                POWER OF ATTORNEY

         Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                                       /s/ Peter C. Marshall
                                                       -------------------------
                                                       Peter C. Marshall

                                POWER OF ATTORNEY

         Charles I. Post, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                                       /s/ CHARLES I. POST
                                                       -------------------------
                                                       Charles I. Post

                                POWER OF ATTORNEY

         Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                                 /s/ FREDERICK W. RUEBECK
                                                 -------------------------------
                                                 Frederick W. Ruebeck

                                POWER OF ATTORNEY

         Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                                         /s/ ROBERT A. ODEN, JR.
                                                         -----------------------
                                                         Robert A. Oden, Jr.

                                POWER OF ATTORNEY

         John F. Finn, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                                    /s/ JOHN F. FINN
                                                    ----------------------------
                                                    John F. Finn

                                POWER OF ATTORNEY

         Marilyn McCoy, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 19, 1999

                                                    /s/ MARILYN MCCOY
                                                    ----------------------------
                                                    Marilyn McCoy

                                POWER OF ATTORNEY

         Donald L. Tuttle, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 19, 1999

                                                   /s/ DONALD L. TUTTLE
                                                   -----------------------------
                                                   Donald L. Tuttle

                                POWER OF ATTORNEY

         Julius L. Pallone, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 19, 1999

                                                 /s/ JULIUS L. PALLONE
                                                 -------------------------------
                                                 Julius L. Pallone

                                    EXHIBITS

(d)(2) Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation dated May 18, 2000.

(e)(2) Revised Schedules A-E to the Distribution Agreement between the Registrant and The One Group Services Company dated May 18, 2000.

(e)(8) Shareholder Servicing Agreement (Class S Shares) dated May 26, 2000 between One Group Mutual Funds and Bank One Trust Company, N.A.

(e)(9) Shareholder Servicing Agreement (Class S Shares) dated March 21, 2000 between One Group Mutual Funds and Bank One Corporation is filed herewith.

(e)(10) Agency Agreement between American General Retirement Services Co., One Group Mutual Funds and The One Group Services Company.

(e)(11) Agency Agreement dated November 25, 1999 between Capstone Financial Group, Inc., One Group Mutual Funds and The One Group Services Company.

(e)(12) Agency Agreement dated April 6, 2000 between Security Trust Company, American General Retirement Services Co., One Group Mutual Funds and The One Group Services Company.

(e)(13) FundCircuit Program Services Agreement between Bear Sterns Securities Corporation, The One Group Services Company, and One Group Mutual Funds.

(e)(14) Services Agreement dated December 28, 1999 between Fidelity Brokerage Services, Inc., National Financial Services Corporation, One Group Mutual Funds, and The One Group Services Company.

(h)(2) Revised Schedule A to the Management and Administration Agreement between the Registrant and The One Group Services Company dated May 18, 2000.

(h)(3) Transfer Agency and Service Agreement dated as of April 1, 2000 the Registrant and State Street Bank and Trust Company.

(h)(6) Revised Schedule A to the Fund Accounting Agreement between the Registrant and The One Group Services Company dated May 18, 2000.

(h)(8) Revised Schedule A to the Sub-Administration Agreement between The One Group Services Company and Banc One Investment Advisors Corporation dated May 18, 2000.

(h)(35) Sub-Transfer Agency Agreement dated March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds.

(h)(36) Sub-Transfer Agency Agreement dated March 30, 2000 between National Deferred Compensation, Inc. and One Group Mutual Funds.

(h)(37) Late Order Processing Agreement between American General (VALIC) Retirement Services Co. and One Group Mutual Funds.

(h)(38) Late Order Processing Agreement dated April 6, 2000 between Security Trust Company and One Group Mutual Funds.

(i)               Opinion and Consent of Ropes & Gray.

(j)(1)            Consent of PricewaterhouseCoopers LLP.

(j)(2)            Consent of Ropes & Gray.

(m)(2) Revised Schedule A to the Distribution and Shareholder Services Plan - Class A and Service Class Shares dated May 18, 2000.

(p)(1)            One Group Mutual Funds and One Group Investment Trust Code of
                  Ethics.

(p)(2) Policy 4.05 Personal Trading as revised May 1, 2000 from Banc One Investment Advisors Corporation's Compliance Manual.

(p)(3) Policy 4.02 Employee Brokerage Accounts as amended October 11, 1999 from Banc One Investment Advisors Corporation's Compliance Manual.

(p)(4)            BISYS Fund Services Code of Ethics